UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2009 – JUNE 30, 2009

                                (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG

June 30, 2009

GW&K Small Cap Equity Fund

(formerly GW&K Multi-Cap Equity Fund)

GW&K Municipal Enhanced Yield Fund

SAR019-0609

Managers AMG Funds

Semi-Annual Report—June 30, 2009 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUNDS’ PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

GW&K Multi-Cap Equity Fund	3

GW&K Municipal Enhanced Yield Fund	5

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	9

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	10
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	11
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	12
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	13
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2009	Expense Ratio for the Period	Beginning Account Value 01/01/2009	Ending Account Value 06/30/2009	Expenses Paid During Period*
GW&K Multi Cap Equity Fund - Class A
Based on Actual Fund Return	1.25%	$1,000	$1,090	$6.48
Based on Hypothetical 5% Annual Return	1.25%	$1,000	$1,019	$6.26
GW&K Municipal Enhanced Yield Fund - Institutional Class
Based on Actual Fund Return	0.79%	$1,000	$1,236	$4.38
Based on Hypothetical 5% Annual Return	0.79%	$1,000	$1,021	$3.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Funds’ Performance

All periods ended June 30, 2009 (unaudited)

The table below shows the average annual total returns since inception through June 30, 2009 of the GW&K Multi-Cap Equity Fund, GW&K Municipal Enhanced Yield Fund, the Russell 3000® Index and the Barclays Capital U.S. Municipal Bond Index for the same time periods.

	Average Annual Total Returns[1]
	Six Months	One Year	Five Years	Ten Years	Inception Date
GW&K Multi-Cap Equity Fund [2,3,4]	9.00%	(23.07)%	(2.09)%	(0.52)%	12/10/1996
Russell 3000® Index [5]	4.20%	(26.56)%	(1.84)%	(1.46)%
GW&K Municipal Enhanced Yield Fund [4,6,7,8]	23.56%	(5.81)%	N/A	N/A	12/30/2005
Barclays Capital U.S. Municipal Bond Index [9]	6.43%	3.77%	4.14%	5.00%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2009. All returns are in U.S. dollars($).

[2]

The performance shown includes that of the predecessor Fund, the BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc., which was reorganized into the GW&K Multi-Cap Equity Fund, a series of Managers AMG Funds, as of the close of business on November 7, 2008.

[3]

The Fund is subject to market capitalization risks associated with investments in small-, mid-, and large-capitalization companies. The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies. The stocks of large-capitalization companies are generally more mature and not able to reach the same levels of growth as small- or mid-capitalization companies. The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund.

[4]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[5]

The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment, and does not incur expenses. The Russell 3000® Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

[6]

The performance shown includes that of the predecessor Fund, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc., which was reorganized into the GW&K Municipal Enhanced Yield Fund, a series of Managers AMG Funds, as of the close of business on November 7, 2008.

[7]

Issuer of bonds may not be able to meet interest or principal payments when the bonds come due. High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default. The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

[8]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[9]

The Barclays Capital U.S. Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index) is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/BBB- or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Barclays Capital Municipal Bond Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

2

GW&K Multi-Cap Equity Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Portfolio Breakdown	GW&K Multi Cap Equity Fund**	Russell 3000® Index
Information Technology	19.8%	18.5%
Industrials	17.7%	10.4%
Health Care	14.8%	13.8%
Consumer Staples	10.7%	10.6%
Utilities	10.5%	4.3%
Consumer Discretionary	8.6%	10.0%
Financials	6.8%	14.2%
Energy	6.2%	11.3%
Telecommunication Services	2.1%	3.2%
Materials	1.9%	3.7%
Other Assets and Liabilities	0.9%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
AES Corp., The	3.0%
Ansys, Inc.	2.8
Universal Forest Products, Inc. *	2.7
HMS Holdings Corp.	2.6
Dominion Resources, Inc. *	2.6
Google, Inc.	2.5
Questar Corp.*	2.5
Precision Castparts Corp.	2.5
T Rowe Price Group, Inc.	2.5
EMC Corp.	2.5

Top Ten as a Group	26.1%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

GW&K Multi-Cap Equity Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 8.6%
Amazon.com, Inc.*	4,000	$334,640
DeVry, Inc.	10,000	500,400
Gentex Corp.	43,000	498,800
Newell Rubbermaid, Inc.	30,000	312,300
Thor Industries, Inc.	20,000	367,400
Total Consumer Discretionary		2,013,540
Consumer Staples - 10.7%
Coca-Cola Co., The	10,000	479,900
Costco Wholesale Corp.	9,350	427,295
General Mills, Inc.	9,500	532,190
PepsiCo, Inc.	10,000	549,600
Walgreen Co.	18,000	529,200
Total Consumer Staples		2,518,185
Energy - 6.2%
Exxon Mobil Corp.	6,000	419,460
Noble Energy, Inc.	8,000	471,760
Transocean, Ltd.*	7,500	557,175
Total Energy		1,448,395
Financials - 6.8%
Allstate Corp., The	19,300	470,920
Goldman Sachs Group, Inc.	3,600	530,784
T Rowe Price Group, Inc.	14,000	583,380
Total Financials		1,585,084
Health Care - 14.8%
Aetna, Inc.	16,000	400,800
HMS Holdings Corp.*	15,000	610,800
Johnson & Johnson	9,000	511,200
Merck & Co., Inc.	18,000	503,280
Pfizer, Inc.	28,000	420,000
Stryker Corp.	12,000	476,880
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	11,000	542,740
Total Health Care		3,465,700
Industrials - 17.7%
General Electric Co.	25,000	293,000
Honeywell International, Inc.	16,000	502,400
II-VI, Inc.*	20,000	443,400
Jacobs Engineering Group, Inc.*	8,100	340,929
Lincoln Electric Holdings, Inc.	10,000	360,400
Lockheed Martin Corp.	6,500	524,225
Precision Castparts Corp.	8,000	584,240
Republic Services, Inc.	20,000	488,200
Universal Forest Products, Inc.	19,000	628,710
Total Industrials		4,165,504
Information Technology - 19.8%
Akamai Technologies, Inc.*	25,000	479,500
Analog Devices, Inc.	19,000	470,820
Ansys, Inc.*	21,000	654,360
Applied Materials, Inc.	40,000	438,800
EMC Corp.*	44,000	576,400
Google, Inc.*	1,400	590,226
Microsoft Corp.	20,000	475,400
Paychex, Inc.	20,000	504,000
Texas Instruments, Inc.	22,000	468,600
Total Information Technology		4,658,106
Materials - 1.9%
RPM International, Inc.	32,000	449,280
Telecommunication Services - 2.1%
AT&T, Inc.	20,000	496,800
Utilities - 10.5%
AES Corp., The*	60,000	696,600
Dominion Resources, Inc.	18,000	601,560
FPL Group, Inc.	10,000	568,600
Questar Corp.	19,000	590,140
Total Utilities		2,456,900
Total Common Stocks (cost $24,085,923)		23,257,494
Short-Term Investments - 1.5% [1]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.44%, (cost $362,879)	362,879	362,879
Total Investments - 100.6% (cost $24,448,802)		23,620,373
Other Assets, less Liabilities - (0.6)%		(146,482)
Net Assets - 100.0%		$23,473,891

The accompanying notes are an integral part of these financial statements.

4

GW&K Municipal Enhanced Yield Fund

Fund Snapshots

June 30, 2009 (unaudited)

State Breakdown

State	Percentage of Net Assets
Massachusetts	13.4%
California	12.2%
Puerto Rico	10.7%
Pennsylvania	8.3%
Texas	7.2%
Florida	5.8%
Arizona	4.0%
New York	4.0%
Kentucky	3.8%
Oregon	3.7%
Virgin Islands	3.3%
Michigan	3.2%
New Jersey	3.0%
Alabama	2.9%
Kansas	2.8%
Illinois	1.9%
Louisiana	1.7%
Ohio	1.2%
Vermont	1.2%
Virginia	1.0%
Tennessee	0.8%
Connecticut	0.6%
Washington	0.3%
Oklahoma	0.2%
North Carolina	0.1%
New Mexico	0.1%
Georgia	0.1%
Idaho	0.0%
Utah	0.0%
Other Investment Companies	16.4%
Other Assets and Liabilities	(13.9)%

100.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
University Medical Center Corporation Hospital Revenue, 6.500%, 07/01/39	4.0%
Pennsylvania Economic Development Finance Authority, Allegheny Energy Supply Co., 7.000%, 07/15/39	3.8
Owen County Waterworks System Revenue, American Water Co. Project, Series A, 6.250%, 06/01/39	3.8
Oregon Health Sciences University Revenue, Series A, 5.750%, 07/01/39	3.7
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	3.7
California Health Facilities Finance Authority Revenue, Catholic Healthcare West, Series A, 6.000%, 07/01/39	3.7
Miami-Dade County Aviation Revenue, Series A, 5.500%, 10/01/36	3.6
Virgin Islands Public Finance Authority Revenue, Series A, 6.750%, 10/01/37	3.3
Puerto Rico Sales Tax Finance Corp. Sales Tax Revenue, Series A, 6.000%, 09/01/42	3.2
Massachusetts State Health & Educational Facilities Authority Revenue, Caregroup Inc., Series E-2, 5.375%, 07/01/25	3.2

Top Ten as a Group	36.0%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments

June 30, 2009 (unauditied)

Security Description	Principal Amount	Value
Municipal Bonds - 97.5%
Alabama - 2.9%
Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and Clinic, 5.250%, 03/01/36	$400,000	$306,532
Arizona - 4.0%
University Medical Center Corporation Hospital Revenue, 6.500%, 07/01/39	425,000	425,336
California - 12.2%
California Health Facilities Finance Authority Revenue, Catholic Healthcare West, Series A, 6.000%, 07/01/39	400,000	387,436
California State General Obligation, 6.500%, 04/01/33	300,000	313,152
California State University Revenue, Series A, 5.250%, 11/01/34	250,000	236,920
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series A-1, 5.750%, 06/01/47	200,000	120,150
San Diego Public Facilities Finance Authority Sewer Revenue, Series A, 5.250%, 05/15/39	250,000	237,012
Total California		1,294,670
Connecticut - 0.6%
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator Technologies, Series A, 5.500%, 01/01/20	65,000	60,066
Florida - 5.8%
Florida State Municipal Power Agency Revenue, Series A, 6.250%, 10/01/31	50,000	53,548
Miami-Dade County Aviation Revenue, Series A, 5.500%, 10/01/36	400,000	382,052
Seminole Tribe Special Obligation Revenue, Series A, 5.250%, 10/01/27 (a)	50,000	41,463
Seminole Tribe Special Obligation Revenue, Series A, 5.500%, 10/01/24 (a)	150,000	131,402
Total Florida		608,465
Georgia - 0.1%
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.800%, 12/01/20	10,000	8,435
Idaho - 0.0%#
Idaho Housing & Finance Association, Series G-2, 5.350%, 07/01/18	5,000	5,019
Illinois - 1.9%
Illinois Finance Authority Revenue, Chicago Charter School Project, 5.000%, 12/01/36	300,000	198,195
Kansas - 2.8%
Kansas State Development Finance Authority, Adventist Health, 5.750%, 11/15/38	300,000	297,453
Kentucky - 3.8%
Owen County Waterworks System Revenue, American Water Co. Project, Series A, 6.250%, 06/01/39	400,000	403,495
Louisiana - 1.7%
East Baton Rouge Mortgage Finance Authority Single Family Revenue, Series A, 5.700%, 10/01/33 (GNMA & FNMA Insured)	10,000	9,960
St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 06/01/37	200,000	167,920
Total Louisiana		177,880
Massachusetts - 13.4%
Massachusetts State Development Finance Agency Revenue, Wheelock College, Series C, 5.250%, 10/01/37	250,000	203,478
Massachusetts State Health & Educational Facilities Authority Revenue, Milford Regulation Medical, Series E, 5.000%, 07/15/32	200,000	137,002
Massachusetts State Health & Educational Facilities Authority Revenue, UMass Memorial, Series D, 5.000%, 07/01/33	250,000	192,998

The accompanying notes are an integral part of these financial statements.

6

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Massachusetts - 13.4% (continued)
Massachusetts State Health & Educational Facilities Authority Revenue, Dana-Farber Cancer Institute, Series K, 5.000%, 12/01/37	$300,000	$279,330
Massachusetts State Health & Educational Facilities Authority Revenue, Lahey Clinic Medical Center, Series D, 5.250%, 05/15/37	300,000	263,556
Massachusetts State Health & Educational Facilities Authority Revenue, Caregroup Inc., Series E-2, 5.375%, 07/01/25	350,000	334,982
Total Massachusetts		1,411,346
Michigan - 3.2%
Detroit Water Supply System Revenue, Second Lien, Series B, 7.000%, 07/01/36 (FSA Insured)	300,000	333,978
New Jersey - 3.0%
New Jersey State Educational Facilities Authority Revenue, University Medical & Dentistry, Series B, 7.500%, 12/01/32	300,000	314,046
New Mexico - 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage, Series B-3, 5.150%, 09/01/28 (GNMA/FNMA/ FHLMC Insured)	15,000	15,009
New York - 4.0%
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-4, 5.500%, 01/15/39	250,000	254,822
Seneca Nation Indians Capital Improvements Authority Special Obligation, Series A, 5.000%, 12/01/23 (a)	250,000	166,942
Total New York		421,764
North Carolina - 0.1%
North Carolina Housing Finance Agency, Single Family, Series W, 5.250%, 03/01/17	15,000	15,035
Ohio - 1.2%
Buckeye Tobacco Settlement Finance Authority, Asset Backed, Series A-2, 6.500%, 06/01/47	200,000	124,158
Oklahoma - 0.2%
Oklahoma Housing Finance Agency, Single Family Revenue, Series A-2, 5.350%, 03/01/27 (GNMA Insured)	20,000	19,596
Oregon - 3.7%
Oregon Health Sciences University Revenue, Series A, 5.750%, 07/01/39	400,000	394,372
Pennsylvania - 8.3%
Monroe County Hospital Authority Revenue, Pocono Medical Center, 5.125%, 01/01/37	95,000	77,105
Pennsylvania Economic Development Finance Authority, Allegheny Energy Supply Co., 7.000%, 07/15/39	400,000	404,000
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	400,000	393,232
Total Pennsylvania		874,337
Puerto Rico - 10.7%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	150,000	142,474
Puerto Rico Electric Power Authority Power Revenue, Series RR, 5.000%, 07/01/24 (FGIC Insured)	110,000	101,674
Puerto Rico Public Buildings Authority Revenue, Series F, 5.250%, 07/01/17 (CIFG Insured)	200,000	199,482
Puerto Rico Public Buildings Authority Revenue, Series P, 6.750%, 07/01/36	300,000	298,521
Puerto Rico Sales Tax Finance Corp. Sales Tax Revenue, Series A, 6.000%, 09/01/42	350,000	341,632
Johnson City Health & Educational Facilities Board Hospital Revenue, Series A, 5.500%, 07/01/36	50,000	44,370
Total Puerto Rico		1,128,153
Tennessee - 0.8%
Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.250%, 09/01/18	100,000	92,602

The accompanying notes are an integral part of these financial statements.

7

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Texas - 7.2%
Gulf Coast Waste Disposal Authority, Waste Management, Series A, 5.200%, 05/01/28	$200,000	$169,484
Gulf Coast Waste Disposal Authority, Waste Management, Series A, 6.100%, 08/01/24	225,000	198,724
Matagorda County Navigation District No. 1 Pollution Control Revenue, 6.300%, 11/01/29	300,000	305,046
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Series A, 5.250%, 12/15/23	100,000	84,819
Total Texas		758,073
Utah - 0.0%#
Utah Housing Corp. Single Family Mortgage Revenue, Series C-2, Class II, 5.250%, 07/01/23 (FHA Insured)	5,000	4,985
Vermont - 1.2%
Vermont Educational & Health Buildings Finance Agency Revenue, Fletcher Allen Hospital, Series A, 4.750%, 12/01/36	170,000	123,478
Virgin Islands - 3.3%
Virgin Islands Public Finance Authority Revenue, Series A, 6.750%, 10/01/37	350,000	349,951
Virginia - 1.0%
Washington County Industrial Development Authority Hospital Facility Revenue, Series C, 7.750%, 07/01/38	100,000	109,488
Washington - 0.3%
Tobacco Settlement Authority Washington Tobacco Settlement Revenue, Asset Backed, 6.625%, 06/01/32	40,000	32,827
Total Municipal Bonds (cost $11,032,698)		10,308,744

	Shares
Short-Term Investments - 16.4%[1]
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.19%, (cost $1,731,088)	1,731,088	1,731,088
Total Investments - 113.9% (cost $12,763,786)[2]		12,039,832
Other Assets, less Liabilities - (13.9%)		(1,468,711)
Net Assets - 100.0%		$10,571,121

The accompanying notes are an integral part of these financial statements.

8

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
GW&K Multi Cap Equity Fund	$24,430,866	$3,341,399	$(4,151,892)	$(810,493)
GW&K Municipal Enchanced Yield Fund	12,763,786	186,467	(910,421)	$(723,954)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2009, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enchanced Yield Fund	$339,807	3.2%

*	Non-income-producing security.
#	Rounds to less than 0.1%.
[1]	Yield shown for an investment company represents its June 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	At June 30, 2009, 6.5% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies.

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

CIFG: CIFG Guaranty, Ltd.

FGIC: Financial Guaranty Insurance Company

FHA: Federal Housing Authority

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

FSA: Financial Security Assurance

GNMA: Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

9

Statements of Assets and Liabilities

June 30, 2009 (unaudited)

	GW&K Multi-Cap Equity Fund	GW&K Municipal Enhanced Yield Fund
Assets:
Investments at value*	$23,620,373	$12,039,832
Receivable for investments sold	406,802	50,336
Dividends, interest and other receivables	22,455	108,528
Prepaid expenses	12,263	30,355
Total assets	24,061,893	12,229,051
Liabilities:
Payable for Fund shares repurchased	43,458	—
Payable for investments purchased	472,338	1,629,677
Accrued expenses:
Investment advisory and management fees	8,518	1,042
Administrative fees	4,895	2,140
Distribution fees	4,895	—
Other	53,898	25,071
Total liabilities	588,002	1,657,930
Net Assets	$23,473,891	$10,571,121
Net Assets Represent:
Paid-in capital	$30,969,732	$12,133,256
Undistributed net investment income	157,393	13,873
Accumulated net realized loss from investments	(6,824,805)	(852,054)
Net unrealized depreciation of investments	(828,429)	(723,954)
Net Assets	$23,473,891	$10,571,121
Class A Shares - Net Assets	$23,473,891	N/A
Shares outstanding	2,364,304	N/A
Net asset value, offering and redemption price per share	$9.93	N/A
Offering price per share based on a maximum sales charge of 5.25% (Net asset value per share/(100% - maximum sales charge))	$10.48	N/A
Institutional Class Shares - Net Assets	N/A	$10,571,121
Shares outstanding	N/A	1,304,377
Net asset value, offering and redemption price per share	N/A	$8.10
* Investments at cost	$24,448,802	$12,763,786

The accompanying notes are an integral part of these financial statements.

10

Statements of Operations

For the six months ended June 30, 2009 (unaudited)

	GW&K Multi-Cap Equity Fund	GW&K Municipal Enhanced Yield Fund
Investment Income:
Dividend income	$313,693	$1,692
Interest Income	—	195,183
Total investment income	313,693	196,875
Expenses:
Investment management fees	96,435	17,344
Distribution fees - Class A	32,145	—
Administrative fees	32,145	8,672
Professional fees	11,102	7,557
Registration fees	8,101	7,621
Reports to shareholders	4,972	1,505
Transfer agent	4,906	715
Custodian	4,160	2,746
Trustees fees and expenses	1,463	325
Miscellaneous	2,054	578
Total expenses before offsets	197,483	47,063
Expense waiver	(5,180)	—
Expense reimbursement	(35,926)	(19,617)
Expense reductions	(77)	(18)
Net expenses	156,300	27,428
Net investment income	157,393	169,447
Net Realized and Unrealized Gain (Loss):
Net realized loss on investment transactions	(3,452,091)	(218,313)
Net unrealized appreciation of investments	4,559,895	1,289,326
Net realized and unrealized gain	1,107,804	1,071,013
Net increase in net assets resulting from operations	$1,265,197	$1,240,460

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

For the six months ended June 30, 2009 (unaudited) and for the year ended December 31, 2008

	GW&K Multi-Cap Equity Fund		GW&K Municipal Enhanced Yield Fund
	2009	2008	2009	2008
Increase (Decrease) in Net Assets From Operations:
Net investment income	$157,393	$451,855	$169,447	$334,808
Net realized loss on investments	(3,452,091)	(3,416,580)	(218,313)	(600,859)
Net unrealized appreciation (depreciation) of investments	4,559,895	(17,625,855)	1,289,326	(1,419,077)
Net increase (decrease) in net assets resulting from operations	1,265,197	(20,590,580)	1,240,460	(1,685,128)
Distributions to Shareholders:
From net investment income	—	(433,286)	(155,574)	(335,369)
From net realized gain on investments	—	(891,059)	—	—
Total distributions to shareholders	—	(1,324,345)	(155,574)	(335,369)
From Capital Share Transactions:
Proceeds from sale of shares	990,582	4,399,304	6,249,132	7,864,733
Reinvestment of dividends and distributions	—	1,311,920	115,376	249,249
Cost of shares repurchased	(10,834,020)	(10,579,328)	(419,676)	(10,510,811)
Net increase (decrease) from capital share transactions	(9,843,438)	(4,868,104)	5,944,832	(2,396,829)
Total increase (decrease) in net assets	(8,578,241)	(26,783,029)	7,029,718	(4,417,326)
Net Assets:
Beginning of period	32,052,132	58,835,161	3,541,403	7,958,729
End of period	$23,473,891	$32,052,132	$10,571,121	$3,541,403
End of period undistributed net investment income	$157,393	—	$13,873	—

Share Transactions:
Sale of shares	112,611	345,561	815,596	880,743
Reinvested shares from dividends and distributions	—	118,018	14,805	29,074
Shares repurchased	(1,268,861)	(862,398)	(54,892)	(1,230,045)
Net increase (decrease) in shares	(1,156,250)	(398,819)	775,509	(320,228)

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

For a share outstanding throughout each period

GW&K Multi-Cap Equity Fund	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31,				2004
		2008#	2007	2006	2005
Net Asset Value, Beginning of Period	$9.10	$15.01	$16.90	$15.22	$14.24	$12.81
Income from Investment Operations:
Net investment income	0.07	0.12	0.14	0.09	0.10	0.07
Net realized and unrealized gain (loss) on investments	0.76	(5.66)	0.19	1.70	0.98	1.43
Total from investment operations	0.83	(5.54)	0.33	1.79	1.08	1.50
Less Distributions to Shareholders from:
Net investment income	—	(0.12)	(0.14)	(0.10)	(0.10)	(0.07)
Net realized gain on investments	—	(0.25)	(2.08)	(0.01)	—	—
Total distributions to shareholders	—	(0.37)	(2.22)	(0.11)	(0.10)	(0.07)
Net Asset Value, End of Period	$9.93	$9.10	$15.01	$16.90	$15.22	$14.24
Total Return[1]	9.00%[4]	(37.34)%[3]	1.59%	11.76%	7.59%	11.72%
Ratio of net expenses to average net assets	1.22%[5]	1.20%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets[1]	1.22%[5]	0.97%	0.80%	0.57%	0.70%	0.50%
Portfolio turnover	10%[4]	33%	25%	7%	10%	22%
Net assets at end of period (000’s omitted)	$23,474	$32,052	$58,835	$64,299	$67,283	$60,274

Expense offsets:[2]
Ratio of total expenses to average net assets	1.54%[5]	1.36%	1.27%	1.26%	1.28%	1.45%
Ratio of net investment income to average net assets	0.90%[5]	0.81%	0.78%	0.56%	0.67%	0.30%

GW&K Municipal Enhanced Yield Fund*	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31,
		2008#	2007	2006
Net Asset Value, Beginning of Period	$6.70	$9.37	$10.33	$10.00
Income from Investment Operations:
Net investment income	0.18	0.44	0.42	0.38
Net realized and unrealized gain (loss) on investments	1.39	(2.67)	(0.91)	0.33
Total from investment operations	1.57	(2.23)	(0.49)	0.71
Less Distributions to Shareholders from:
Net investment income	(0.17)	(0.44)	(0.42)	(0.38)
Net realized gain on investments	—	—	(0.05)	—
Total distributions to shareholders	(0.17)	(0.44)	(0.47)	(0.38)
Net Asset Value, End of Period	$8.10	$6.70	$9.37	$10.33
Total Return[1]	23.56%[4]	(24.72)%	(4.92)%	7.37%
Ratio of net expenses to average net assets	0.79%[5]	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets[1]	4.89%[5]	4.82%	4.18%	3.96%
Portfolio turnover	53%[4]	13%	61%	68%
Net assets at end of period (000’s omitted)	$10,571	$3,541	$7,959	$7,357

Expense offsets:[2]
Ratio of total expenses to average net assets	1.36%[5]	1.67%	1.76%	2.34%
Ratio of net investment income to average net assets	4.32%[5]	3.94%	3.21%	2.41%

#

At the start of business on November 10, 2008, the BNY Hamilton Multi-Cap Equity Fund and the BNY Hamilton Municipal Enhanced Yield Fund, each a series of BNY Hamilton Funds, Inc. (the “Predecessor Funds”), were reorganized into respective Funds in the Managers AMG Funds.

*	Inception of the Fund was December 30, 2005.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[4]	Not annualized.
[5]	Annualized.

13

Notes to Financial Statements

June 30, 2009 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are GW&K Multi-Cap Equity Fund (“Multi-Cap Equity”) and GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), collectively the “Funds.”

At the start of business on November 10, 2008, the BNY Hamilton Multi-Cap Equity Fund and the BNY Hamilton Municipal Enhanced Yield Fund, each a series of BNY Hamilton Funds, Inc. (the “Predecessor Funds”), were re-organized into respective Funds in the Managers AMG Funds.

Multi-Cap Equity offers Class A shares and Municipal Enhanced offers Institutional Class shares. Sales of Class A shares may be subject to a front-end sales charge of up to 5.25%. Redemptions of Class A may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in a Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated.

Fixed-income securities are valued based on valuations furnished by independent pricing services that reflect the evaluated bid price of such securities, except that the Municipal Enhanced fixed-income securities are valued based on valuations that reflect the mean between bid and asked prices. Some of these pricing services utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

14

Notes to Financial Statements (continued)

In April 2009, Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly” (“FSP FAS 157-4”) was issued and is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. Additionally, FSP FAS 157-4 requires quantitative disclosures about fair value measurements separately for each major category of assets and liabilities.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
GW&K Multi-Cap Equity
Investments in Securities
Common Stocks
Consumer Discretionary	$2,013,540	—	—	$2,013,540
Consumer Staples	2,518,185	—	—	2,518,185
Energy	1,448,395	—	—	1,448,395
Financials	1,585,084	—	—	1,585,084
Health Care	3,465,700	—	—	3,465,700
Industrials	4,165,504	—	—	4,165,504
Information Technology	4,658,106	—	—	4,658,106
Materials	449,280	—	—	449,280
Telecommunication Services	496,800	—	—	496,800
Utilities	2,456,900	—	—	2,456,900
Short Term Investments	—	$362,879	—	362,879

Total Investments in Securities	23,257,494	362,879	—	23,620,373
Other Financial Instruments*	—	—	—	—

Totals	$23,257,494	$362,879	—	$23,620,373

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2009, the securities in Municipal Enhanced were all Level 2 inputs requiring no further quantitative disclosure of major categories of assets and liabilities.

15

Notes to Financial Statements (continued)

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. For the six months ended June 30, 2009, the Funds did not engage in any derivative activity. Therefore, no additional disclosure is required.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. Prior to November 10, 2008, the Predecessor Funds participated in a similar program with BNYM. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2009, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2009, overdraft fees and the impact on the expense ratios, if any, for Multi-Cap Equity and Municipal Enhanced equaled $13 and $23, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2009, the transfer agent expense was reduced under this agreement as follows: Multi-Cap Equity - $77 and Municipal Enhanced - $18. Prior to November 10, 2008, the Predecessor Funds had no credit arrangement with the predecessor transfer agent, Citi Fund Services.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually except for Municipal Enhanced which will be declared and paid monthly. Prior to November 10, 2008, dividends for Municipal Enhanced were declared daily and paid monthly. Distributions of capital gains, if any, will be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of their taxable income and gains to their shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005-2008), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of June 30, 2009, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,

Multi-Cap Equity	$1,398,348	2016

Municipal Enhanced	274,705	2016

16

Notes to Financial Statements (continued)

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2009, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Funds as follows: Multi-Cap Equity – one owns 48%; Municipal Enhanced – three collectively own 78%. Transaction by these shareholders may have a material impact on the Funds.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. Prior to November 10, 2008, the Predecessor Funds had an Investment Management Agreement with BNYM. The Funds’ investment portfolios are managed by Gannett Welsh & Kotler, LLC (“GW&K” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and GW&K with respect to each of the Funds. Prior to November 10, 2008, GW&K served as the subadvisor to the Funds pursuant to a subadvisory agreement between BNYM and GW&K with respect to each of the Predecessor Funds. AMG indirectly owns a majority interest in GW&K.

Multi-Cap Equity and Municipal Enhanced are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.75% and 0.50%, respectively, of the average daily net assets of each Fund. The Investment Manager, in turn, pays a portion of this fee to GW&K for its services as subadvisor. Prior to November 10, 2008, the Predecessor Funds also paid an identical fee to BNYM for its services as Investment Manager. The Funds have entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of the average daily net assets of each Fund. Prior to November 10, 2008, the Predecessor Funds paid a rate of 0.10% on each Fund’s average daily net assets to BNYM for similar services as the Funds’ administrator.

The Investment Manager has contractually agreed, through at least May 1, 2011, to waive fees and pay or reimburse expenses for Multi-Cap Equity and Municipal Enhanced to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses, and extraordinary expenses) will be limited to 1.25% and 0.79%, respectively, of the Funds’ average daily net assets. Prior to November 10, 2008, the Predecessor Funds had a voluntary agreement with BNYM to waive expenses so that total annual operating expenses were limited to 1.25% and 0.79%, respectively,

The Funds are obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause that Funds’ total operating expenses in any such future year to exceed that Fund’s respective expense cap. At June 30, 2009, the cumulative amounts of reimbursable expenses for Multi-Cap Equity and Municipal Enhanced were $47,276 and $24,178, respectively.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc., (“MDI” or the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. Prior to November 10, 2008, the distributor was BNY Hamilton Distributors, Inc. MDI serves as the principal underwriter for each fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers, or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Multi-Cap Equity adopted a distribution and service plan (the “Plan”) with respect to Class A in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, Multi-Cap Equity may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to Class A. Prior to November 10, 2008, Multi-Cap Equity had a 12b-1 distribution plan with BNY Hamilton Distributors, Inc. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Multi-Cap Equity for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

17

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2009, for Multi-Cap Equity were $2,607,807 and $11,661,047, respectively; and for Municipal Enhanced were $9,165,799 and $3,389,449, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNYM Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM. For the six months ended June 30, 2009, the Funds did not participate in the securities lending program.

Prior to November 10, 2008, the Predecessor Funds participated in a securities lending program offered by BNYM where each Predecessor Fund received all income on securities loaned, in addition to income earned on collateral received from the borrower. BNYM earned a fee payable monthly equal to 0.07% of the weighted average daily market value of the securities loaned by each Predecessor Fund during the preceding calendar month.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	Subsequent Events

On May 20, 2009, the Board of Trustees of the Funds approved the following changes effective July 27, 2009: (1) a name change from GW&K Multi-Cap Equity Fund to GW&K Small Cap Equity Fund; (2) the conversion of Multi-Cap Equity’s investment strategy from Multi-Cap equity to Small Cap equity; (3) a benchmark change from the Russell 3000® Index to the Russell 2000® Index; (4) a benchmark change for Municipal Enhanced from the Barclays Capital U.S. Municipal Bond Index to the Barclays Capital U.S. Municipal Bond BAA Index; and (5) a new three class structure for the Funds as described more fully below:

Investor Class

The GW&K Small Cap Equity Fund’s Class A shares have been re-designated as Investor Class shares, and Investor Class shares were added to Municipal Enhanced. Investor Class shares have no upfront sales charges or deferred sales charges. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. Shareholders in Investor Class shares also pay annual distribution and service (12b-1) fees of 0.25%.

Service Class

Service Class shares were added to both funds. Service Class shares have no up-front sales charges or deferred sales charges. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. The Service Class shares do not pay annual 12b-1 distribution and service fees.

Institutional Class

Institutional Class shares were added to Small Cap Equity. Institutional Class shares have no up-front sales charges or deferred sales charges. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. The Institutional Class shares also do not pay annual 12b-1 distribution and service fees.

Additional information can be found in each Fund’s Prospectus and Statement of Additional Information dated July 27, 2009.

18

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisors

Gannett Welsh & Kotler, LLC

222 Berkeley St.

Boston, Massachusetts 02116

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

OFI Institutional Asset Management, Inc.

Next Century Growth Investors LLC

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

AllianceBernstein L.P.

First Quadrant, L.P.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG

June 30, 2009

GW&K Municipal Bond Fund

SAR023-0609

GW&K Municipal Bond Fund

Semi-Annual Report—June 30, 2009 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND’S PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	5
Fund’s balance sheets, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	6
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	7
Detail of changes in Fund assets for the past period

FINANCIAL HIGHLIGHTS	8
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	9
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

For the period ended June 30, 2009	Expense Ratio for the Period	Beginning Account Value 06/30/09	Ending Account Value 6/30/09	Expenses Paid During the Period*
GW&K Municipal Bond Fund**
Investor Class Shares
Based on Actual Fund Return	—	$1,000	$1,000	—
Hypothetical (5% return before expenses)	—	$1,000	$1,000	—
Service Class Shares
Based on Actual Fund Return	—	$1,000	$1,000	—
Hypothetical (5% return before expenses)	—	$1,000	$1,000	—
Institutional Class Shares
Based on Actual Fund Return	—	$1,000	$1,000	—
Hypothetical (5% return before expenses)	—	$1,000	$1,000	—

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (1), then divided by 365.
**	The Fund commenced operations on June 30, 2009.

1

GW&K Municipal Bond Fund’s Performance

All periods ended June 30, 2009 (unaudited)

The table below shows the average annual total returns since inception through June 30, 2009, of the GW&K Municipal Bond Fund and the Barclays Capital 10-Year Municipal Bond Index for the same time periods.

Average Annual Total Returns[1]
	For the period ended June 30, 2009*	One Year	Five Years	Ten Years	Inception Date
GW&K Municipal Bond Fund
Investor Class	—	N/A	N/A	N/A	6/30/2009
Service Class	—	N/A	N/A	N/A	6/30/2009
Institutional Class	—	N/A	N/A	N/A	6/30/2009
Barclays Capital 10-Year Municipal Bond Index	—	5.58%	4.54%	5.32%

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

Issuer of bonds may not be able to meet interest of principal payments when the bonds come due. Factors unique to the municipal bond market may negatively affect the value in municipal bonds. Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

The Barclays Capital 10-Year Municipal Bond Index is the 10 Year (8-12) component of the Municipal Bond index. It is a rules-based, market-value-weighted index engineered for the tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/BBB- or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2009. All returns are in U.S. dollars($).

*	The Fund commenced operations on June 30, 2009.

Not FDIC insured, nor bank guaranteed. May lose value.

2

GW&K Municipal Bond Fund

Fund Snapshots

June 30, 2009 (unaudited)

State Breakdown

State	Percentage of Net Assets
California	4.4%
Kentucky	3.8%
New York	3.8%
Kansas	1.3%
Other Assets and Liabilities	86.7%

100.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
California Educational Facilities Authority Revenue, University of Southern California, Series C, 5.250%, 10/01/24	3.9%
Kentucky State Property and Buildings Commission Revenue, Series A, Project No. 95, 5.000%, 08/01/19	3.8
New York Urban Development Corporation Revenue, Series D, 5.250%, 01/01/17	3.8
Kansas State Department of Transportation Highway Revenue, Series A, FSA Insured, 5.500%, 03/01/19	1.4
Sacramento Country Sanitation District Financing Authority Revenue, FGIC Insured, 5.000%, 12/01/19	0.5

Top Ten as a Group	13.4%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

GW&K Municipal Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (unauditied)

Security Description	Principal Amount	Value
Municipal Bonds - 13.3%
California - 4.4%
California Educational Facilities Authority Revenue, University of Southern California, Series C, 5.250%, 10/01/24	$400,000	$444,596
Sacramento Country Sanitation District Financing Authority Revenue, 5.000%, 12/01/19, (FGIC Insured)	50,000	52,896
Total California		497,492
Kansas - 1.3%
Kansas State Department of Transportation Highway Revenue, Series A, 5.500%, 03/01/19, (FSA Insured)	130,000	153,708
Kentucky - 3.8%
Kentucky State Property and Buildings Commission Revenue, Series A, Project No. 95, 5.000%, 08/01/19	400,000	430,128
New York - 3.8%
New York Urban Development Corporation Revenue, Series D, 5.250%, 01/01/17	400,000	429,128
Total Investments - 13.3% (cost $1,504,678)[1]		1,510,456
Other Assets, less Liabilities - 86.7%		9,852,407
Net Assets - 100.0%		$11,362,863

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,504,678 for Federal income tax purposes at June 30, 2009, the aggregate gross unrealized appreciation and depreciation were $7,378 and $1,600, respectively, resulting in a net unrealized appreciation of investments of $5,778.

[1]	At June 30, 2009, 13.7% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies.

Investments Definitions and Abbreviations:

FGIC: Financial	Guaranty Insurance Co.
FSA: Financial	Security Assurance

The accompanying notes are an integral part of these financial statements.

4

GW&K Municipal Bond Fund

Statement of Assets and Liabilities

June 30, 2009* (unaudited)

Assets:
Investments at value**	$1,510,456
Cash	11,357,085
Receivable for investments sold	—
Receivable for Fund shares sold	—
Dividends, interest and other receivables	3,016
Prepaid expenses	—
Total assets	12,870,557
Liabilities:
Payable for investments purchased	1,507,694
Payable for Fund shares repurchased	—
Accrued expenses:
Investment advisory and management fees	—
Administrative fees	—
Distribution fees	—
Other	—
Total liabilities	1,507,694
Net Assets	$11,362,863
Net Assets Represent:
Paid-in capital	$11,357,085
Undistributed net investment income	—
Accumulated net realized gain from investments	—
Net unrealized appreciation of investments	5,778
Net Assets	$11,362,863
Investor Class Shares - Net Assets	$10,105
Shares outstanding	1,010
Net asset value, offering and redemption price per share	$10.00
Service Class Shares - Net Assets	$11,342,653
Shares outstanding	1,133,688
Net asset value, offering and redemption price per share	$10.01
Institutional Class Shares - Net Assets	$10,105
Shares outstanding	1,010
Net asset value, offering and redemption price per share	$10.00
** Investments at cost	$1,504,678

* Commenced operations on June 30, 2009.

The accompanying notes are an integral part of these financial statements.

5

GW&K Municipal Bond Fund

Statement of Operations

For the period ended June 30, 2009* (unaudited)

Investment Income:
Interest income	—
Dividend income	—
Total investment income	—
Expenses:
Investment management fees	—
Distribution fees - Investor Class	—
Administrative fees	—
Registration fees	—
Transfer agent	—
Professional fees	—
Custodian	—
Reports to shareholders	—
Trustees fees and expenses	—
Miscellaneous	—
Total expenses before offsets	—
Expense offsets	—
Expense reimbursement	—
Expense reductions	—
Net expenses	—
Net investment income	—
Net Realized and Unrealized Gain (Loss):
Net realized gain on investment transactions	—
Net unrealized appreciation of investments	$5,778
Net realized and unrealized gain	5,778
Net increase in net assets resulting from operations	$5,778

*	Commenced operations on June 30, 2009.

The accompanying notes are an integral part of these financial statements.

6

GW&K Municipal Bond Fund

Statement of Changes in Net Assets

For the period ended June 30, 2009* (unaudited)

2009
Increase (Decrease) in Net Assets From Operations:
Net investment income	—
Net realized gain on investments	—
Net unrealized appreciation of investments	$5,778
Net increase in net assets resulting from operations	5,778
Distributions to Shareholders:
From net investment income	—
From net realized gain on investments	—
Total distributions to shareholders	—
From Capital Share Transactions:
Investor Class:
Proceeds from sale of shares	10,100
Reinvestment of dividends and distributions	—
Cost of shares repurchased	—
Net increase from Investor Class share transactions	10,100
Service Class:
Proceeds from sale of shares	11,336,885
Reinvestment of dividends and distributions	—
Cost of shares repurchased	—
Net increase from Service Class share transactions	11,336,885
Investor Class:
Proceeds from sale of shares	10,100
Reinvestment of dividends and distributions	—
Cost of shares repurchased	—
Net increase from Investor Class share transactions	10,100
Net increase from capital share transactions	11,357,085
Total increase in net assets	11,362,863
Net Assets:
Beginning of period	—
End of period	$11,362,863
End of period undistributed net investment income	—

Share Transactions:
Investor Class:
Sale of shares	1,010
Reinvested shares from dividends and distributions	—
Shares repurchased	—
Net increase in shares	1,010
Service Class:
Sale of shares	1,133,688
Reinvested shares from dividends and distributions	—
Shares repurchased	—
Net increase in shares	1,133,688
Institutional Class:
Sale of shares	1,010
Reinvested shares from dividends and distributions	—
Shares repurchased	—
Net increase in shares	1,010

*	Commenced operations on June 30, 2009.

The accompanying notes are an integral part of these financial statements.

7

Financial Highlights

For a share outstanding throughout each period

Investor Class	For the period ended June 30, 2009* (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.00
Net realized and unrealized gain on investments	0.00 [1]
Total from investment operations	0.00 [1]
Net Asset Value, End of Period	$10.00
Total Return[1]	0.00%[3]
Ratio of net expenses to average net assets	0.00%[4]
Ratio of net investment income to average net assets	0.00%[4]
Portfolio turnover	0.00%[3]
Net assets at end of period (000’s omitted)	$10

Expense offsets:[2]
Ratio of total expenses to average net assets	0.00%[4]
Ratio of net investment income to average net assets	0.00%[4]

Institutional Class	For the period ended June 30, 2009* (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.00
Net realized and unrealized gain on investments	0.00 [1]
Total from investment operations	0.00 [1]
Net Asset Value, End of Period	$10.00
Total Return[1]	0.00%[3]
Ratio of net expenses to average net assets	0.00%[4]
Ratio of net investment income to average net assets	0.00%[4]
Portfolio turnover	0.00%[3]
Net assets at end of period (000’s omitted)	$10

Expense offsets:[2]
Ratio of total expenses to average net assets	0.00%[4]
Ratio of net investment income to average net assets	0.00%[4]

Service Class	For the period ended June 30, 2009* (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.00
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.01
Net Asset Value, End of Period	$10.01
Total Return[1]	0.00%[3]
Ratio of net expenses to average net assets	0.00%[4]
Ratio of net investment income to average net assets	0.00%[4]
Portfolio turnover	0.00%[3]
Net assets at end of period (000’s omitted)	$11,343

Expense offsets:[2]
Ratio of total expenses to average net assets	0.00%[4]
Ratio of net investment income to average net assets	0.00%[4]

*	Commenced operations on June 30, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1 (c) to the Notes to Financial Statements.)
[2]

Excludes the impact of expense (reimbursement)/ recoupment and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1 (c) to the Notes to Financial Statements.)

[3]	Not Annualized.
[4]	Annualized.

8

Notes to Financial Statements

June 30, 2009 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the GW&K Municipal Bond Fund (the “Fund”). The Fund commenced operations on June 30, 2009.

The Fund offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value defines the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

9

Notes to Financial Statements (continued)

In April 2009, Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly” (“FSP FAS 157-4”) was issued and is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. Additionally, FSP FAS 157-4 requires quantitative disclosures about fair value measurements separately for each major category of assets and liabilities.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

As of June 30, 2009, the securities in the Fund were all Level 2 inputs requiring no further quantitative disclosure of major categories of assets and liabilities.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. For the period ended June 30, 2009, the Fund did not engage in any derivative activity. Therefore, no additional disclosure is required.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left un-invested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the period ended June 30, 2009, no balance credits were earned and the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the period ended June 30, 2009, the Fund did not incur overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the period ended June 30, 2009, no balance credits were earned and the transfer agent expense was not reduced. Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly. Distributions of capital gains, if any, will be made annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

10

Notes to Financial Statements (continued)

f.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value, for each fund. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2009, there were no shareholders that held greater than 10% of the outstanding shares of the Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Fund’s investment portfolio is managed by Gannett Welsh & Kotler, LLC (“GW&K” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and GW&K with respect to the Fund. AMG indirectly owns a majority interest in GW&K.

The Fund is obligated by the Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 0.35% of the average daily net assets of the Fund. The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for these services.

The Investment Manager and GW&K have contractually agreed, through at least May 1, 2011, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.34% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager and GW&K may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. Acquired fund fees and expenses are not subject to waiver and do not factor into the Fund’s contractual expense limitation.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

The Fund adopted a distribution and service plan (the “Plan”) with respect to the Investor and Service Class shares of the Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Investor or Service Class Shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by the clients of such broker, dealer or financial intermediary.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the period ended June 30, 2009, were $1,504,678 and $0, respectively. There were no purchases or sales of U.S. Government securities.

4.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisors

Gannett Welsh & Kotler, LLC

222 Berkeley St.

Boston, Massachusetts 02116

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

OFI Institutional Asset Management, Inc.

Next Century Growth Investors LLC

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

AllianceBernstein L.P.

First Quadrant, L.P.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG

June 30, 2009

Renaissance Large Cap Growth Fund

SAR024-0609

Managers AMG Funds

Renaissance Large Cap Growth Fund

Semi-Annual Report—June 30, 2009 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	5
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	6
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	7
Detail of changes in Fund assets for the past period

FINANCIAL HIGHLIGHTS	8
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	9
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

For the period ended June 30, 2009	Expense Ratio for the Period	Beginning Account Value 06/03/09	Ending Account Value 6/30/09	Expenses Paid During the Period*
Renaissance Large Cap Growth Fund
Investor Class Shares
Based on Actual Fund Return	0.91%	$1,000	$1,001	$0.67
Hypothetical (5% return before expenses)	0.91%	$1,000	$1,003	$0.67
Service Class Shares
Based on Actual Fund Return	0.66%	$1,000	$1,001	$0.49
Hypothetical (5% return before expenses)	0.66%	$1,000	$1,003	$0.49
Institutional Class Shares
Based on Actual Fund Return	0.66%	$1,000	$1,001	$0.49
Hypothetical (5% return before expenses)	0.66%	$1,000	$1,003	$0.49

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (27), then divided by 365.

1

Renaissance Large Cap Growth Fund Performance

All periods ended June 30, 2009 (unaudited)

The table below shows the average annual total returns since inception through June 30, 2009, of the Renaissance Large Cap Growth Fund and the Russell 1000® Growth Index for the same time periods.

	Average Annual Total Returns[1]
	For the period June 3, 2009 to June 30, 2009		One Year	Five Years	Ten Years	Inception Date
Renaissance Large Cap Growth Fund [2]
Investor Class	0.30	%*	N/A	N/A	N/A	6/3/2009
Service Class	0.30	%*	N/A	N/A	N/A	6/3/2009
Institutional Class	0.30	%*	N/A	N/A	N/A	6/3/2009
Russell 1000® Growth Index	(0.95)%		(24.50)%	(1.83)%	(4.18)%

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratio and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses. The Russell 1000® Growth Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium capitalization companies) when stocks of large capitalization companies are out of favor. The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2009. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
*	The Fund commenced operations on June 3, 2009.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Renaissance Large Cap Growth Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Renaissance Large Cap Growth Fund **	Russell 1000® Growth Index
Information Technology	27.3%	31.4%
Health Care	20.4%	17.2%
Consumer Discretionary	17.0%	10.2%
Industrials	13.7%	10.0%
Energy	6.8%	4.3%
Consumer Staples	5.1%	16.4%
Financials	1.7%	5.0%
Materials	1.7%	3.9%
Utilities	0.0%	1.0%
Telecommunication Services	0.0%	0.6%
Other Assets and Liabilities	6.3%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
TD Ameritrade Holding Corp.	1.7%
Norfolk Southern Corp.	1.7
Murphy Oil Corp.	1.7
Occidental Petroleum Corp.	1.7
EMC Corp.	1.7
Johnson & Johnson	1.7
Honeywell International, Inc.	1.7
Best Buy Co., Inc.	1.7
Eli Lilly & Co.	1.7
Aetna, Inc.	1.7

Top Ten as a Group	17.0%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

	Shares	Value
Common Stocks - 93.7%
Consumer Discretionary - 17.0%
Apollo Group, Inc., Class A*	4,336	$308,376
AutoZone, Inc.*	2,051	309,927
Best Buy Co., Inc.	9,343	312,897
Coach, Inc.*	11,553	310,545
Dollar Tree, Inc.*	7,407	311,835
H&R Block, Inc.	18,051	311,019
ITT Educational Services, Inc.*	3,071	309,127
McDonald’s Corp.	5,426	311,941
McGraw-Hill Companies, Inc., The	10,342	311,398
priceline.com, Inc.*	2,802	312,563
Total Consumer Discretionary		3,109,628
Consumer Staples - 5.1%
Colgate-Palmolive Co.	4,409	311,893
Kroger Co., The	14,123	311,412
Wal-Mart Stores, Inc.	6,449	312,390
Total Consumer Staples		935,695
Energy - 6.8%
Apache Corp.	4,328	312,265
Murphy Oil Corp.	5,774	313,644
Occidental Petroleum Corp.	4,765	313,585
Transocean, Ltd.*	4,203	312,241
Total Energy		1,251,735
Financials - 1.7%
TD Ameritrade Holding Corp.*	17,937	314,615
Health Care - 20.4%
Abbott Laboratories Co.	6,638	312,251
Aetna, Inc.	12,487	312,799
Amgen, Inc.*	5,862	310,334
Baxter International, Inc.	5,893	312,093
Becton, Dickinson & Co.	4,355	310,555
Eli Lilly & Co.	9,032	312,868
Express Scripts, Inc.*	4,540	312,125
Gilead Sciences, Inc.*	6,664	312,142
Johnson & Johnson	5,514	313,195
St. Jude Medical, Inc.*	7,576	311,374
Varian Medical Systems, Inc.*	8,863	311,446
WellPoint, Inc.*	6,136	312,261
Total Health Care		3,743,443
Industrials - 13.7%
Flowserve Corp.	4,473	312,260
Fluor Corp.	6,088	312,254
General Dynamics Corp.	5,637	312,233
Goodrich Corp.	6,227	311,163
Honeywell International, Inc.	9,965	312,901
Lockheed Martin Corp.	3,865	311,712
Norfolk Southern Corp.	8,327	313,678
Union Pacific Corp.	6,006	312,672
Total Industrials		2,498,873
Information Technology - 27.3%
Accenture, Ltd.	9,321	311,881
Activision Blizzard, Inc.*	24,717	312,176
Affiliated Computer Services, Inc.*	7,019	311,784
Apple, Inc.*	2,190	311,922
Cisco Systems, Inc.*	16,774	312,667
Corning, Inc.	19,437	312,158
Dell, Inc.*	22,719	311,932
EMC Corp.*	23,923	313,391
Hewlett-Packard Co.	8,082	312,369
Intel Corp.	18,896	312,729
International Business Machines Corp.	2,988	312,007
Microsoft Corp.	13,139	312,314
Oracle Corp.	14,562	311,918
QUALCOMM, Inc.	6,901	311,925
Texas Instruments, Inc.	14,627	311,555
Western Digital Corp.*	11,776	312,064
Total Information Technology		4,994,792
Materials - 1.7%
Mosaic Co., The	6,988	309,568
Total Common Stocks (cost $17,193,173)		17,158,349
Short-Term Investments - 0.0%1,#
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.44%, (cost $2,047)	2,047	2,047
Total Investments - 93.7% (cost $17,195,220)		17,160,396
Other Assets, less Liabilities - 6.3%		1,145,202
Net Assets - 100.0%		$18,305,598

Based on the approximate cost of investments of $17,195,220 for Federal income tax purposes at June 30, 2009, the aggregate gross unrealized appreciation and depreciation were $1,576 and $36,400, respectively, resulting in a net unrealized depreciation of investments of $34,824.

*	Non-income-producing security.
#	Rounds to less than 0.1%.
[1]	Yield shown for an investment company represents its June 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

4

Renaissance Large Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments at value*	$17,160,396
Cash	134
Receivable for Fund shares sold	18,110,931
Dividends and other receivables	145
Receivable from affiliate	13,130
Total assets	35,284,736
Liabilities:
Payable for investments purchased	16,965,761
Accrued expenses:
Investment advisory and management fees	92
Administrative fees	42
Distribution fees	2
Other	13,241
Total liabilities	16,979,138
Net Assets	$18,305,598
Net Assets Represent:
Paid-in capital	$18,341,308
Undistributed net investment income	95
Accumulated net realized loss from investments	(981)
Net unrealized depreciation of investments	(34,824)
Net Assets	$18,305,598
Investor Class Shares - Net Assets	$10,107
Shares outstanding	1,010
Net asset value, offering and redemption price per share	$10.01
Service Class Shares - Net Assets	$18,085,100
Shares outstanding	1,806,686
Net asset value, offering and redemption price per share	$10.01
Institutional Class Shares - Net Assets	$210,391
Shares outstanding	21,020
Net asset value, offering and redemption price per share	$10.01

* Investments at cost	$17,195,220

The accompanying notes are an integral part of these financial statements.

5

Renaissance Large Cap Growth Fund

Statement of Operations

For the period from June 3, 2009 to June 30, 2009 (unaudited)

Investment Income:
Dividend income	$208
Total investment income	208
Expenses:
Investment management fees	92
Administrative fees	42
Distribution fees - Investor Class	2
Registration fees	5,789
Professional fees	3,798
Transfer agent	1,200
Reports to shareholders	1,063
Custodian	985
Trustees fees and expenses	317
Miscellaneous	89
Total expenses before offsets	13,377
Expense reimbursement	(13,264)
Net expenses	113

Net investment income	95
Net Realized and Unrealized Gain (Loss):
Net realized loss on investment transactions	(981)
Net unrealized depreciation of investments	(34,824)
Net realized and unrealized loss	(35,805)

Net decrease in net assets resulting from operations	$(35,710)

The accompanying notes are an integral part of these financial statements.

6

Renaissance Large Cap Growth Fund

Statement of Changes in Net Assets

For the period from June 3, 2009 to June 30, 2009 (unaudited)

2009*
Increase (Decrease) in Net Assets From Operations:
Net investment income	$95
Net realized loss on investments	(981)
Net unrealized depreciation of investments	(34,824)
Net decrease in net assets resulting from operations	(35,710)
From Capital Share Transactions:
Investor Class:
Proceeds from sale of shares	10,150
Cost of shares repurchased	(49)
Net increase from Investor Class share transactions	10,101
Service Class:
Proceeds from sale of shares	18,121,081
Cost of shares repurchased	(49)
Net increase from Service Class share transactions	18,121,032
Investor Class:
Proceeds from sale of shares	210,224
Cost of shares repurchased	(49)
Net increase from Investor Class share transactions	210,175
Net increase from capital share transactions	18,341,308
Total increase in net assets	18,305,598
Net Assets:
Beginning of period	—
End of period	$18,305,598
End of period undistributed net investment income	95

Share Transactions:
Investor Class:
Sale of shares	1,015
Shares repurchased	(5)
Net increase in shares	1,010
Service Class:
Sale of shares	1,806,691
Shares repurchased	(5)
Net increase in shares	1,806,686
Institutional Class:
Sale of shares	21,025
Shares repurchased	(5)
Net increase in shares	21,020

*	Commencement of operations was June 3, 2009.

The accompanying notes are an integral part of these financial statements.

7

Financial Highlights

For a share outstanding throughout the period

Investor Class	For the period ended June 30, 2009* (unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.00 [5]
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.01
Net Asset Value, End of Period	$10.01
Total Return[1]	0.10%[2,7]
Ratio of net expenses to average net assets	0.91%[3]
Ratio of net investment income to average net assets[1]	0.34%[3]
Portfolio turnover	0%[2,6]
Net assets at end of period (000’s omitted)	$10

Expense offsets:[4]
Ratio of total expenses to average net assets	79.95%[3]
Ratio of net investment loss to average net assets	(78.69)%[3]

Institutional Class	For the period ended June 30, 2009* (unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.00 [5]
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.01
Net Asset Value, End of Period	$10.01
Total Return[1]	0.10%[2,7]
Ratio of net expenses to average net assets	0.66%[3]
Ratio of net investment income to average net assets[1]	0.59%[3]
Portfolio turnover	0%[2,6]
Net assets at end of period (000’s omitted)	$210

Expense offsets:[4]
Ratio of total expenses to average net assets	79.70%[3]
Ratio of net investment loss to average net assets	(78.44)%[3]

Service Class	For the period ended June 30, 2009* (unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.00 [5]
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.01
Net Asset Value, End of Period	$10.01
Total Return[1]	0.10%[2,7]
Ratio of net expenses to average net assets	0.66%[3]
Ratio of net investment income to average net assets[1]	0.59%[3]
Portfolio turnover	0%[2,6]
Net assets at end of period (000’s omitted)	$18,085

Expense offsets:[4]
Ratio of total expenses to average net assets	79.70%[3]
Ratio of net investment loss to average net assets	(78.44)%[3]

*	Commencement of operations was June 3, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1 (c) of Notes to Financial Statements.)

[5]	Rounds to less than $0.01 per share.
[6]	Rounds to less than 1%.
[7]	The Total Return is based on the Financial Statement Net Asset Values as shown above.

8

Renaissance Large Cap Growth Fund

Notes to Financial Statements

June 30, 2009 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Renaissance Large Cap Growth Fund (“the “Fund”). The Fund commenced operations on June 3, 2009.

The Fund offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value defines the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

In April 2009, Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly” (“FSP FAS 157-4”) was issued and is effective for interim and

9

Notes to Financial Statements (continued)

annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. Additionally, FSP FAS 157-4 requires quantitative disclosures about fair value measurements separately for each major category of assets and liabilities.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Renaissance Large Cap Growth
Investments in Securities
Common Stocks
Consumer Discretionary	$3,109,628	—	—	$3,109,628
Consumer Staples	935,695	—	—	935,695
Energy	1,251,735	—	—	1,251,735
Financials	314,615	—	—	314,615
Health Care	3,743,443	—	—	3,743,443
Industrials	2,498,873	—	—	2,498,873
Information Technology	4,994,792	—	—	4,994,792
Materials	309,568	—	—	309,568
Short Term Investments	—	$2,047	—	2,047

Total Investments in Securities	17,158,349	2,047	—	17,160,396
Other Financial Instruments*	—	—	—	—

Totals	$17,158,349	$2,047	—	$17,160,396

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

10

Notes to Financial Statements (continued)

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. For the period ended June 30, 2009, the Fund did not engage in any derivative activity. Therefore, no additional disclosure is required.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left un-invested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the period ended June 30, 2009, no balance credits were earned and the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the period from June 3, 2009 to June 30, 2009, the Fund did not incur overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the period ended June 30, 2009, no balance credits were earned and the transfer agent expense was not reduced.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually. Distributions of capital gains, if any, will be made annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value, for each fund. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2009, there were no shareholders that held greater than 10% of the outstanding shares of the Fund.

11

Notes to Financial Statements (continued)

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund’s investment portfolio is managed by the Renaissance Group LLC (“Renaissance” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Renaissance with respect to the Fund. AMG indirectly owns a majority interest in Renaissance.

The Fund is obligated by the Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 0.55% of the average daily net assets of the Fund. The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of the average daily net assets of the Fund.

The Investment Manager and Renaissance have contractually agreed, through at least May 1, 2011, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.66% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager and Renaissance may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. Acquired fund fees and expenses are not subject to waiver and do not factor into the Fund’s contractual expense limitation.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

The Fund adopted a distribution and service plan (the “Plan”) with respect to the Investor and Service Class shares of the Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Investor or Service Class Shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by the clients of such broker, dealer or financial intermediary.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the period ended June 30, 2009, were $17,205,657 and $11,502 respectively. There were no purchases or sales of U.S. Government securities.

12

Notes to Financial Statements (continued)

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM. For the period ended June 30, 2009, the Fund did not participate in the securities lending program.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

13

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisors

Renaissance Group LLC

625 Eden Park Drive

Suite 1200

Cincinnati, OH 45202

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

OFI Institutional Asset Management, Inc.

Next Century Growth Investors LLC

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

AllianceBernstein L.P.

First Quadrant, L.P.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG

June 30, 2009

Skyline Special Equities Portfolio

SAR018-0609

Managers AMG

Skyline Special Equities Portfolio

Semi-Annual Report—June 30, 2009 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	6
Fund’s balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	7
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	8
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	9
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	10
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2009	Expense Ratio for the Period	Beginning Account Value 01/01/2009	Ending Account Value 06/30/2009	Expenses Paid During the Period*

Skyline Special Equities Portfolio

Based on Actual Fund Return	1.32%	$1,000	$1,174	$7.12

Based on Hypothetical 5% Annual Return	1.32%	$1,000	$1,018	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Skyline Special Equities Portfolio Performance

All periods ended June 30, 2009 (unaudited)

Average Annual Total Returns[1]	Six Months	One Year	Five Years	Ten Years

Skyline Special Equities Portfolio[2,6]	17.42%	(19.41)%[7]	(1.54)%[7]	4.35%[7]

Russell 2000® Value Index[3,5]	(5.17)%	(25.24)%	(2.27)%	5.00%

Russell 2000® Index[4,5]	2.64%	(25.01)%	(1.71)%	2.38%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Russell 2000® Index and Russell 2000® Value Index are trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are the average annual return. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2009. All returns are in U.S. dollars($).

[2]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[3]	The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price to book ratios and lower forecasted growth values.
[4]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index of the 3,000 largest U.S. companies as measured by market capitalization, and is widely regarded in the industry as the premier measure of small-cap stock performance.

[5]	Unlike the Fund, the Russell 2000® Value Index and Russell 2000® Index are unmanaged, are not available for investment, and do not incur expenses.
[6]	Fund for which, from time to time, the advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[7]

Effective after the close of business on December 31, 2007, the Fund was reorganized into the Skyline Special Equities Portfolio, a series of Managers AMG Funds. The returns shown include the performance of the predecessor Fund.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Skyline Special Equities Portfolio

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Skyline Special Equities Portfolio**	Russell 2000® Value Index	Russell 2000® Index
Industrials	23.1%	17.0%	15.9%
Information Technology	22.8%	11.4%	19.7%
Financials	19.6%	33.7%	19.5%
Consumer Discretionary	13.2%	10.9%	12.9%
Health Care	9.5%	5.2%	15.1%
Telecommunication Services	4.6%	0.6%	1.3%
Consumer Staples	2.7%	3.0%	3.5%
Energy	1.3%	5.6%	4.5%
Materials	0.0%	5.6%	3.8%
Utilities	0.0%	7.1%	3.6%
Other Assets and Liabilities	3.2%	0.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
TNS, Inc.	2.7%
B&G Foods, Inc.	2.7
Middleby Corp., The	2.6
Reinsurance Group of America, Inc.*	2.6
Syniverse Holdings, Inc.	2.3
Gildan Activewear, Inc., Class A*	2.3
Cincinnati Bell, Inc.	2.3
Hanover Insurance Group, Inc.*	2.3
CBIZ, Inc.*	2.2
NeuStar, Inc., Class A	2.2

Top Ten as a Group	24.2%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Skyline Special Equities Portfolio

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

	Shares		Value
Common Stocks - 96.8%
Consumer Discretionary - 13.2%
ArvinMeritor, Inc.	249,283		$1,094,352
Big 5 Sporting Goods Corp.	305,922		3,383,497
Big Lots, Inc.*	90,500		1,903,215
Dress Barn, Inc., The*	162,000		2,316,600
Drew Industries, Inc.*	88,600		1,078,262
Gildan Activewear, Inc., Class A*	281,720	[2]	4,169,456
Jo-Ann Stores, Inc.*	76,994		1,591,466
Jos. A. Bank Clothiers, Inc.*	104,273		3,593,248
MarineMax, Inc.*	215,300		740,632
McCormick & Schmick’s Seafood Restaurants, Inc.*	284,800		2,167,328
Sonic Corp.*	184,100		1,846,523
Total Consumer Discretionary			23,884,579
Consumer Staples - 2.7%
B&G Foods, Inc.	579,600		4,874,436
Energy - 1.3%
Bristow Group, Inc.*	46,300		1,371,869
Key Energy Services, Inc.*	159,034		916,036
Total Energy			2,287,905
Financials - 19.6%
Aspen Insurance Holdings, Ltd.	154,973		3,462,097
Delphi Financial Group, Inc., Class A	165,129		3,208,456
Financial Federal Corp.	131,800		2,708,490
Hanover Insurance Group, Inc.	107,700		4,104,447
HCC Insurance Holdings, Inc.	80,500		1,932,805
MB Financial, Inc.	212,300		2,163,337
Penson Worldwide, Inc.*	366,300		3,278,385
Reinsurance Group of America, Inc.	132,847		4,637,689
SeaBright Insurance Holdings, Inc.*	290,316		2,940,901
SVB Financial Group*	77,500		2,109,550
TradeStation Group, Inc.*	330,100		2,792,646
Validus Holdings, Ltd.	95,600	[2]	2,101,288
Total Financials			35,440,091
Health Care - 9.5%
Alliance Imaging, Inc.*	360,200		2,640,266
Chemed Corp.	70,400		2,779,392
Covance, Inc.*	64,300		3,163,560
Five Star Quality Care, Inc.*	708,721		1,353,657
Psychiatric Solutions, Inc.*	121,800		2,769,732
Sun Healthcare Group, Inc.*	271,700		2,293,148
Teleflex, Inc.	48,750		2,185,462
Total Health Care			17,185,217
Industrials - 23.1%
Acco Brands Corp.*	638,000		1,799,160
ATC Technology Corp.*	123,730		1,794,085
Baldor Electric Co.	68,400		1,627,236
Brady Corp.	94,600		2,376,352
CAI International, Inc.*	210,300		1,072,530
CBIZ, Inc.*	559,500		3,983,640
Consolidated Graphics, Inc.*	99,670		1,736,251
Corrections Corp. of America*	154,000		2,616,460
Crane Co.	80,533		1,796,691
GrafTech International, Ltd.*	198,200		2,241,642
Heidrick & Struggles International, Inc.	115,765		2,112,711
Herman Miller, Inc.	130,800		2,006,472
Hexcel Corp.*	378,400		3,606,152
IDEX Corp.	36,200		889,434
Middleby Corp., The*	106,190		4,663,866
NCI Building Systems, Inc.*	93,631		247,186
R.R. Donnelley & Sons Co.	45,300		526,386
Ryder System, Inc.	31,300		873,896
SkyWest, Inc.	102,862		1,049,192
Spherion Corp.*	679,200		2,798,304
Triumph Group, Inc.	47,300		1,892,000
Total Industrials			41,709,646
Information Technology - 22.8%
Arris Group, Inc.*	235,424		2,862,756
Benchmark Electronics, Inc.*	217,889		3,137,602
Brocade Communications Systems, Inc.*	455,123		3,559,062
Euronet Worldwide, Inc.*	120,800		2,342,312
FARO Technologies, Inc.*	84,500	[2]	1,312,285
Harris Stratex Networks, Inc.*	226,251		1,466,106
Intermec, Inc.*	157,000		2,025,300
Littelfuse, Inc.*	31,700		632,732
NeuStar, Inc., Class A*	179,100		3,968,856
ON Semiconductor Corp.*	503,425		3,453,496
Polycom, Inc.*	129,032		2,615,479
Rudolph Technologies, Inc.*	150,900		832,968

The accompanying notes are an integral part of these financial statements.

4

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.8% (continued)
SYNNEX Corp.*	120,754	$3,017,642
TNS, Inc.*	263,600	4,942,500
TTM Technologies, Inc.*	275,700	2,194,572
Virtusa Corp.*	180,501	1,449,423
Websense, Inc.*	85,500	1,525,320
Total Information Technology		41,338,411
Telecommunication Services - 4.6%
Cincinnati Bell, Inc.*	1,452,134	4,124,061
Syniverse Holdings, Inc.*	264,600	4,241,538
Total Telecommunication Services		8,365,599
Total Common Stocks (cost $198,426,087)		175,085,884
Short-Term Investments - 5.4%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.06%[3]	4,094,059	4,094,059
BNY Institutional Cash Reserves Fund, Series B* [3,4]	426,826	62,957
Dreyfus Cash Management Fund, Institutional Class Shares, 0.44%[5]	4,124,978	4,124,978
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.48%[5]	1,526,561	1,526,561
Total Short-Term Investments (cost $10,172,424)		9,808,555
Total Investments - 102.2% (cost $208,598,511)		184,894,439
Other Assets, less Liabilities - (2.2)%		(3,917,557)
Net Assets - 100.0%		$180,976,882

Based on the cost of investments of $214,255,741 for Federal income tax purposes at June 30, 2009, the aggregate gross unrealized appreciation and depreciation were $19,017,827 and $48,379,129, respectively, resulting in net unrealized depreciation of investments of $29,361,302.

*	Non-income-producing securities.
[1]	Yield shown for an investment company represents its June 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2009, amounting to a market value of $4,456,959, or 2.5% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]

Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for the Fund’s investment in the Dreyfus Cash Management Fund and the JPMorgan Liquid Assets Money Market Fund is $3,064,911 and $3,000,000, respectively.

The accompanying notes are an integral part of these financial statements.

5

Skyline Special Equities Portfolio

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Investments at value (including securities on loan valued at $4,456,959)*	$184,894,439
Receivable for investments sold	753,836
Receivable for Fund shares sold	65,120
Dividends, interest and other receivables	141,356
Prepaid expenses	16,783
Other assets	84,489
Total assets	185,956,023
Liabilities:
Payable for Fund shares repurchased	127,993
Payable upon return of securities loaned	4,520,885
Accrued expenses:
Investment advisory and management fees	102,535
Administrative fees	38,366
Trustees deferred compensation	84,489
Other	104,873
Total liabilities	4,979,141
Net Assets	$180,976,882
Shares outstanding	13,227,030
Net asset value, offering and redemption price per share	$13.68
Net Assets Represent:
Paid-in capital	$309,846,221
Undistributed net investment loss	(600,992)
Accumulated net realized loss from investments	(104,564,275)
Net unrealized depreciation of investments	(23,704,072)
Net Assets	$180,976,882

* Investments at cost	$208,598,511

The accompanying notes are an integral part of these financial statements.

6

Skyline Special Equities Portfolio

Statement of Operations

For the six months ended June 30, 2009 (unaudited)

Investment Income:
Dividend income	$674,280
Interest income	25,069
Securities lending fees	4,369
Total investment income	703,718
Expenses:
Investment advisory and management fees	747,287
Administrative fees	207,580
Transfer agent	247,436
Professional fees	37,716
Reports to shareholders	15,808
Custodian	10,701
Trustees fees and expenses	8,957
Registration fees	7,677
Miscellaneous	4,491
Total expenses before offsets	1,287,653
Expense reimbursement	(191,166)
Expense reductions	(856)
Net expenses	1,095,631
Net investment loss	(391,913)
Net Realized and Unrealized Gain (Loss):
Net realized loss on investment transactions	(47,600,604)
Net unrealized appreciation of investments	72,818,201
Net realized and unrealized gain	25,217,597
Net increase in net assets resulting from operations	$24,825,684

The accompanying notes are an integral part of these financial statements.

7

Skyline Special Equities Portfolio

Statement of Changes in Net Assets

For the six months ended June 30, 2009 (unaudited) and for the year ended December 31, 2008

	2009	2008
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(391,913)	$(498,916)
Net realized loss on investments	(47,600,604)	(43,418,037)
Net unrealized appreciation (depreciation) of investments	72,818,201	(98,383,940)
Net increase (decrease) in net assets resulting from operations	24,825,684	(142,300,893)
Distributions to Shareholders:
From net realized gain on investments	—	(670,954)
From Capital Share Transactions:
Proceeds from sale of shares	9,226,438	31,921,650
Reinvestment of distributions	—	653,396
Cost of shares repurchased	(39,264,500)	(132,105,132)
Net decrease from capital share transactions	(30,038,062)	(99,530,086)
Total decrease in net assets	(5,212,378)	(242,501,933)
Net Assets:
Beginning of period	186,189,260	428,691,193
End of period	$180,976,882	$186,189,260
End of period undistributed net investment loss	$(600,992)	$(209,079)

Share Transactions:
Sale of shares	776,866	1,983,280
Reinvestment of dividends and distributions	—	58,919
Shares repurchased	(3,525,378)	(8,008,088)
Net decrease in shares	(2,748,512)	(5,965,889)

The accompanying notes are an integral part of these financial statements.

8

Skyline Special Equities Portfolio

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.65	$19.54	$25.99	$25.43	$28.64	$27.78
Income from Investment Operations:
Net investment loss	(0.02)	(0.03)[4]	(0.00)[2]	(0.09)	(0.11)	(0.13)
Net realized and unrealized gain (loss) on investments	2.05	(7.82)[4]	(2.57)	4.86	3.32	4.68
Total from investment operations	2.03	(7.85)	(2.57)	4.77	3.21	4.55
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.04)	(3.88)	(4.21)	(6.42)	(3.69)
Net Asset Value, End of Period	$13.68	$11.65	$19.54	$25.99	$25.43	$28.64
Total Return [1]	17.42%[5]	(40.15)%	(9.91)%	18.71%	10.89%	16.61%
Ratio of net expenses to average net assets	1.32%[6]	1.32%	1.37%	1.44%	1.47%	1.47%
Ratio of net investment loss to average net assets [1]	(0.47)%[6]	(0.16)%	(0.02)%	(0.33)%	(0.39)%	(0.47)%
Portfolio turnover	23%[5]	47%	52%	68%	51%	47%
Net assets at end of period (000’s omitted)	$180,977	$186,189	$428,691	$566,023	$518,975	$566,356

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	1.55%[6]	1.54%	1.47%	1.47%	1.47%	1.47%
Ratio of net investment loss to average net assets	(0.70)%[6]	(0.38)%	(0.12)%	(0.36)%	(0.39)%	(0.47)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.) Expense reductions began in 2006.
[2]	Rounds to less than $0.01 per share.
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	Per share numbers have been calculated using average shares.
[5]	Not Annualized.
[6]	Annualized.

9

Skyline Special Equities Portfolio

Notes to Financial Statements

June 30, 2009 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Skyline Special Equities Portfolio (the “Fund”).

At the close of business on December 31, 2007, the Fund acquired the assets of Skyline Special Equities Portfolio, a series of Skyline Funds (the “Predecessor Fund”). The Predecessor Fund was the accounting and performance survivor of this transaction.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

In April 2009, Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Indentify Transactions that are not Orderly” (“FSP FAS 157-4”) was issued and is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance

10

Skyline Special Equities Portfolio

Notes to Financial Statements (continued)

with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. Additionally, FSP FAS 157-4 requires quantitative disclosures about fair value measurements separately for each major category of assets and liabilities.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Skyline Special Equities Portfolio
Investments in Securities
Common Stocks
Consumer Discretionary	$23,884,579	—	—	$23,884,579
Consumer Staples	4,874,436	—	—	4,874,436
Energy	2,287,905	—	—	2,287,905
Financials	35,440,091	—	—	35,440,091
Health Care	17,185,217	—	—	17,185,217
Industrials	41,709,646	—	—	41,709,646
Information Technology	41,338,411	—	—	41,338,411
Telecommunication Services	8,365,599	—	—	8,365,599
Short-Term Investments	9,745,598	$62,957	—	9,808,555

Total Investments in Securities	184,831,482	62,957	—	184,894,439
Other Financial Instruments*	—	—	—	—

Totals	$184,831,482	$62,957	—	$184,894,439

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. For the six months ended June 30, 2009, the Fund did not engage in any derivative activity. Therefore, no additional disclosure is required.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

11

Skyline Special Equities Portfolio

Notes to Financial Statements (continued)

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”) (formerly The Bank of New York), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce the custody expense that would otherwise be charged to the Fund. For the six months ended June 30, 2009, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2009, the Fund had no overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC, Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2009, the transfer agent expense was reduced by $466. (Prior to December 31, 2007, the Predecessor Fund did not participate in a balance credit program.)

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund may have made in the JPMorgan Liquid Assets Portfolio – Capital Shares and JPMorgan U.S. Government Money Market Portfolio – Capital Shares. For the six months ended June 30, 2009, the management fee was reduced by $390.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005-2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of June 30, 2009, the Fund had accumulated net realized capital loss carryovers of $30,936,504. This amount may be used for Federal income tax purposes to offset future realized capital gains, if any, through December 31, 2016.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

12

Skyline Special Equities Portfolio

Notes to Financial Statements (continued)

At June 30, 2009, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: three collectively own 50%. Transactions by these shareholders may have a material impact on the Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund’s investment portfolio is managed by Skyline Asset Management, L.P. (“Skyline”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Skyline.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2009, the annual investment management fee rate, as a percentage of average daily net assets was 0.90%. The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisors, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of average net assets per annum.

The Investment Manager has contractually agreed, through at least May 1, 2010, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) of the Fund exceed 1.32% of the Fund’s average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s respective expense cap. For the six months ended June 30, 2009, the Fund made no such repayments to the Investment Manager. For the six months ended June 30, 2009, the cumulative amount of expense reimbursement by the Investment Manager subject to repayment by the Fund equaled $844,297.

Prior to December 31, 2007, for the Advisor’s management and advisory services and the assumption of most of the Fund’s ordinary operating expenses, the Predecessor Fund incurred a monthly comprehensive fee based on its average daily net assets. Effective October 1, 2006, the Advisor voluntarily agreed to waive a portion of its comprehensive management fee equal to 0.10% of the Fund’s average daily net assets. The waiver’s effect would be to decrease the annual fee paid by the Fund on its average daily net assets to 1.40% of the first $200 million, 1.35% of the next $200 million (over $200 million to $400 million), 1.30% of the next $200 million (over $400 million to $600 million) and 1.25% of the next $200 million (over $600 million to $800 million). In addition, the Advisor had agreed voluntarily to add two additional breakpoints to its fees for assets in excess of $800 million in light of the voluntary waiver, as follows: 1.20% of the next $200 million (over $800 million to $1 billion) and 1.15% of average daily net assets in excess of $1 billion.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to December 31, 2007, the Predecessor Fund provided a deferred compensation plan for its Trustees who are not officers, limited partners or shareholders of limited partners of the Advisor. Under the deferred compensation plan, Trustees could elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, represented an unfunded obligation of the Fund, and to the extent permitted by the Investment Company Act of 1940, as amended, may be invested in the common shares of the Fund, as selected by the Trustees. These shares were held by the Advisor on behalf of the Fund, the value of which is reflected in “Other assets” on the Statement of Assets and Liabilities at June 30, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the Fund’s net asset value. At June 30, 2009, the unrealized depreciation on these shares amounted to $33,080.

The Fund is distributed by Managers Distributors, Inc. (“MDI”) a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2009, were $37,043,826 and $69,235,869, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

13

Skyline Special Equities Portfolio

Notes to Financial Statements (continued)

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of this position is not material to the Fund. The Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investments is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and the Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

OFI Institutional Asset Management, Inc.

Next Century Growth Investors LLC

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

AllianceBernstein L.P.

First Quadrant, L.P.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG Funds

June 30, 2009

TimesSquare Small Cap Growth Fund

TimesSquare Mid Cap Growth Fund

SAR014-0609

Managers AMG Funds

TimesSquare Small Cap Growth Fund, TimesSquare Mid Cap Growth Fund

Semi-Annual Report—June 30, 2009 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

TimesSquare Small Cap Growth Fund	3

TimesSquare Mid Cap Growth Fund	6

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	9
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	10
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	11
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	12
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	20

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2009	Expense Ratio for the Period	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During the Period*
TimesSquare Small Cap Growth Fund
Institutional Class Shares
Based on Actual Fund Return	1.05%	$1,000	$1,097	$5.46
Based on Hypothetical 5% Annual Return	1.05%	$1,000	$1,020	$5.26
Premier Class Shares
Based on Actual Fund Return	1.17%	$1,000	$1,097	$6.08
Based on Hypothetical 5% Annual Return	1.17%	$1,000	$1,019	$5.86
TimesSquare Mid Cap Growth Fund
Institutional Class Shares
Based on Actual Fund Return	1.10%	$1,000	$1,105	$5.74
Based on Hypothetical 5% Annual Return	1.10%	$1,000	$1,019	$5.51
Premier Class Shares
Based on Actual Fund Return	1.30%	$1,000	$1,104	$6.78
Based on Hypothetical 5% Annual Return	1.30%	$1,000	$1,018	$6.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Managers AMG Funds Performance

All periods ended June 30, 2009 (unaudited)

The table below shows the average annual total returns since each Fund’s inception through June 30, 2009, as well as each Fund’s relative index for the same time period.

	Average Annual Total Returns[1]
	Six Months	One Year	Five Years	Since Inception	Inception Date
TimesSquare Small Cap Growth Fund[2,3]
Institutional Class	9.69%	(17.49)%	2.98%	3.34%	1/21/2000
Premier Class	9.65%	(17.51)%	2.89%	3.22%	1/21/2000
Russell 2000® Growth Index[4]	11.36%	(24.85)%	(1.32)%	(4.20)%
TimesSquare Mid Cap Growth Fund[5]
Institutional Class	10.50%	(22.03)%	—	1.12%	3/4/2005
Premier Class	10.42%	(22.13)%	—	0.98%	3/4/2005
Russell Midcap® Growth Index[6]	16.61%	(30.33)%	(0.44)%	(2.72)%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The TimesSquare Small Cap Growth Fund is currently closed to new investors. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are the average annual return. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2009. All returns are in U.S. dollars($).

[2]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[3]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Growth Index is a registered trademark of Russell Investments. Russell® is a trademark of Russell Investments.

[5]

Mid capitalization securities are subject to market, liquidity and information risk. Mid size company securities may underperform, as compared to securities of larger companies, and may also pose greater risk due to narrower product lines, fewer financial resources, less depth in management or a smaller trading market for their stocks. Also, growth stocks may be more volatile than other types of stocks.

[6]

The Fund is measured against the Russell Midcap® Growth Index, a market capitalization-weighted index that measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth rates. The Russell Midcap® Growth Index is registered trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

TimesSquare Small Cap Growth Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	TimesSquare Small Cap Growth**	Russell 2000® Growth
Information Technology	26.9%	27.8%
Industrials	24.5%	14.9%
Health Care	16.3%	24.7%
Energy	8.7%	3.5%
Financials	7.9%	5.8%
Consumer Discretionary	7.9%	15.0%
Telecommunication Services	2.8%	2.0%
Consumer Staples	2.5%	4.0%
Utilities	0.0%	0.2%
Materials	0.0%	2.1%
Other Assets and Liabilities	2.5%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Solera Holdings, Inc.*	2.7%
Global Payments, Inc.*	2.4
Clean Harbors, Inc.	1.6
Transdigm Group, Inc.	1.6
Bio-Rad Laboratories, Inc.*	1.6
Jack Henry & Associates, Inc.*	1.5
Corinthian Colleges, Inc.	1.5
MedAssets, Inc.	1.4
Ultimate Software Group, Inc., The	1.4
Magellan Health Services, Inc.*	1.4

Top Ten as a Group	17.1%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

	Shares		Value
Common Stocks - 97.5%
Consumer Discretionary - 7.9%
American Public Education, Inc.*	105,000		$4,159,050
Arbitron, Inc.	125,000		1,986,250
Capella Education Co.*	100,000		5,995,000
Corinthian Colleges, Inc.*	370,000		6,264,100
FGX International Holdings, Ltd.*	175,000		1,991,500
Hibbett Sports, Inc.*	79,500		1,431,000
Iconix Brand Group, Inc.*	212,500		3,268,250
Monro Muffler Brake, Inc.	145,000		3,727,950
Pool Corp.	175,937		2,913,517
RRSat Global Communications Network, Ltd.	190,000		2,325,600
Total Consumer Discretionary			34,062,217
Consumer Staples - 2.5%
Chattem, Inc.*	50,000		3,405,000
Herbalife, Ltd.	120,000		3,784,800
United Natural Foods, Inc.*	136,000		3,570,000
Total Consumer Staples			10,759,800
Energy - 8.7%
Approach Resources, Inc.*	279,800		1,930,620
Arena Resources, Inc.*	188,000		5,987,800
Atlas America, Inc.	125,000	[2]	2,233,750
Cal Dive International, Inc.*	446,800		3,855,884
Concho Resources, Inc.*	210,016		6,025,359
Dril-Quip, Inc.*	54,000		2,057,400
Exterran Holdings, Inc.*	125,000	[2]	2,005,000
Matador Resources Co.* [4,5]	431,250		4,312,500
NATCO Group, Inc.*	141,000		4,641,720
Quicksilver Resources, Inc.*	290,000		2,694,100
T-3 Energy Services, Inc.*	149,000		1,774,590
Total Energy			37,518,723
Financials - 7.9%
Amerisafe, Inc.*	161,900		2,519,164
Argo Group International Holdings, Ltd.*	157,366		4,440,869
Assured Guaranty, Ltd.	150,000		1,857,000
Evercore Partners, Inc., Class A	129,500		2,543,380
Herald National Bank*	299,800		2,098,600
HFF, Inc., Class A*	227,400		886,860
Iberia Bank Corp.	32,400		1,276,884
Jefferies Group, Inc.	110,000		2,346,300
optionsXpress, Inc.	262,900		4,082,837
Portfolio Recovery Associates, Inc.*	150,000		5,809,500
Safety Insurance Group, Inc.	120,000		3,667,200
StanCorp Financial Group, Inc.	84,800		2,432,064
Total Financials			33,960,658
Health Care - 16.3%
Align Technology, Inc.*	315,000		3,339,000
Amedisys, Inc.*	95,000	[2]	3,136,900
American Dental Partners, Inc.*	200,000		1,814,000
BioMarin Pharmaceutical, Inc.*	295,000		4,604,950
Bio-Rad Laboratories, Inc.*	90,000		6,793,200
Brookdale Senior Living, Inc.	210,000		2,045,400
CardioNet, Inc.*	126,800	[2]	2,069,376
Catalyst Health Solutions, Inc.*	180,000		4,489,200
Dionex Corp.*	55,000		3,356,650
Genoptix, Inc.*	100,000	[2]	3,199,000
Haemonetics Corp.*	105,100		5,990,700
ICON PLC*	101,700		2,194,686
Magellan Health Services, Inc.*	185,000		6,071,700
MedAssets, Inc.*	320,000		6,224,000
Sepracor, Inc.*	210,000		3,637,200
United Therapeutics Corp.*	50,000		4,166,500
Volcano Corp.*	275,600		3,852,888
WellCare Health Plans, Inc.*	173,900		3,215,411
Total Health Care			70,200,761
Industrials - 24.5%
Advisory Board Co., The*	120,000		3,084,000
Aecom Technology Corp.*	100,000		3,200,000
Albany International Corp.	245,000		2,788,100
American Reprographics Co.*	255,886		2,128,972
Clean Harbors, Inc.*	130,000		7,018,700
Columbus McKinnon Corp.*	170,000		2,150,500
Corporate Executive Board Co.	90,000		1,868,400
CoStar Group, Inc.*	125,000		4,983,750
DigitalGlobe, Inc.*	119,000		2,284,800
Duff & Phelps Corp., Class A*	195,000		3,467,100
EMCOR Group, Inc.*	100,000		2,012,000
Genesee & Wyoming, Inc., Class A*	140,000		3,711,400
Granite Construction, Inc.	87,000	[2]	2,895,360
Healthcare Services Group, Inc.	130,000		2,324,400
Hub Group, Inc.*	120,000		2,476,800
Huron Consulting Group, Inc.*	80,000		3,698,400
Interline Brands, Inc.*	300,000		4,104,000
Kennametal, Inc.	121,000		2,320,780

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 24.5% (continued)
Middleby Corp., The*	67,800		$2,977,775
Mobile Mini, Inc.*	290,000		4,254,300
On Assignment, Inc.*	620,400		2,425,764
Orbital Sciences Corp.*	310,000		4,702,700
RBC Bearings, Inc.*	140,000		2,863,000
Regal-Beloit Corp.	90,000		3,574,800
Resources Connection, Inc.*	300,040		5,151,687
Stanley, Inc.*	180,000		5,918,400
Stericycle, Inc.*	65,000		3,349,450
Transdigm Group, Inc.*	190,000		6,878,000
UTI Worldwide, Inc.*	360,000		4,104,000
Watsco, Inc.	60,000	[2]	2,935,800
Total Industrials			105,653,138
Information Technology - 26.9%
Atheros Communications, Inc.*	257,000	[2]	4,944,680
Blackboard, Inc.*	98,000		2,828,280
Constant Contact, Inc.*	100,092		1,985,825
CyberSource Corp.*	250,175		3,827,678
Cymer, Inc.*	190,000	[2]	5,648,700
DealerTrack Holdings, Inc.*	245,000		4,165,000
DTS, Inc.*	89,000		2,409,230
Epiq Systems, Inc.*	170,500		2,617,173
Global Payments, Inc.	270,000		10,114,200
Hittite Microwave Corp.*	120,000		4,170,000
Informatica Corp.*	260,000		4,469,400
J2 Global Communications, Inc.*	230,000		5,188,800
Jack Henry & Associates, Inc.	310,000		6,432,500
ManTech International Corp., Class A*	66,500		2,862,160
Monolithic Power Systems, Inc.*	214,000		4,795,740
Monotype Imaging Holdings, Inc.*	124,000		844,440
Netezza Corp.*	508,000		4,226,560
Power Integrations, Inc.	210,000		4,995,900
SkillSoft PLC*	745,000		5,811,000
Solera Holdings, Inc.*	460,020		11,684,508
Ultimate Software Group, Inc., The*	255,000		6,181,200
Varian Semiconductor Equipment Associates, Inc.*	175,000		4,198,250
ViaSat, Inc.*	230,000		5,897,200
Wright Express Corp.*	220,050		5,604,674
Total Information Technology			115,903,098
Telecommunication Services - 2.8%
General Communication, Inc., Class A*	350,000		2,425,500
NTELOS Holdings Corp.	255,000		4,697,100
SBA Communications Corp.*	205,000	[2]	5,030,700
Total Telecommunication Services			12,153,300
Total Common Stocks (cost $437,907,480)			420,211,695
Short-Term Investments - 5.4%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.06%[3]	15,306,220		15,306,220
BNY Institutional Cash Reserves Fund, Series B*[3,6]	1,179,050		173,910
Dreyfus Cash Management Fund, Institutional Class Shares, 0.44%[7]	7,784,886		7,784,886
Total Short-Term Investments (cost $24,270,156)			23,265,016
Total Investments - 102.9% (cost $462,177,636)			443,476,711
Other Assets, less Liabilities - (2.9)%			(12,281,934)
Net Assets - 100.0%			$431,194,777

Note: Based on the cost of investments of $464,673,311 for Federal income tax purposes at June 30, 2009, the aggregate gross unrealized appreciation and depreciation were $35,277,407 and $56,474,007, respectively, resulting in net unrealized depreciation of investments of $21,196,600.

*	Non-income-producing security.
[1]	Yield shown for an investment company represents the June 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares, amounting to a market value of $15,793,999, or 3.7% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933. The market value comprises 1.0% of the Fund’s net assets at 06/30/09.

[5]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The value shown for this security is a Fair Value price as determined under procedures approved by the Fund’s Board of Trustees.

[6]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[7]	Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for the Fund’s investment in the Dreyfus Cash Management Fund is $2,976,415.

The accompanying notes are an integral part of these financial statements.

TimesSquare Mid Cap Growth Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	TimesSquare Mid Cap Growth**	Russell Midcap® Growth
Information Technology	21.3%	21.8%
Industrials	17.7%	15.1%
Health Care	16.0%	14.2%
Consumer Discretionary	12.0%	17.9%
Financials	10.4%	9.1%
Energy	7.0%	5.1%
Telecommunication Services	5.5%	1.2%
Materials	4.2%	4.8%
Consumer Staples	2.5%	7.4%
Utilities	0.0%	3.4%
Other Assets and Liabilities	3.4%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
DaVita, Inc.*	5.0%
American Tower Corp., Class A*	4.2
Amdocs, Ltd.*	3.0
Discovery Communications, Inc., Class C*	2.6
RenaissanceRe Holdings, Ltd.*	2.4
Ecolab, Inc.*	2.3
ResMed, Inc.*	2.2
Express Scripts, Inc.	2.2
NeuStar, Inc., Class A*	2.1
Shire Pharmaceuticals PLC*	2.0

Top Ten as a Group	28.0%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

	Shares		Value
Common Stocks - 96.7%
Consumer Discretionary - 12.0%
Apollo Group, Inc., Class A*	234,900		$16,706,088
Discovery Communications, Inc., Class C*	1,078,900		22,149,817
Johnson Controls, Inc.	215,300	[2]	4,676,316
Magna International, Inc.	149,000		6,293,760
National CineMedia, Inc.	566,000		7,788,160
Pool Corp.	574,753		9,517,910
Strayer Education, Inc.	59,700	[2]	13,021,167
Tiffany & Co.	334,800		8,490,528
Virgin Media, Inc.	1,622,400		15,169,440
Total Consumer Discretionary			103,813,186
Consumer Staples - 2.5%
Church & Dwight Co., Inc.	152,400		8,276,844
Herbalife, Ltd.	432,700		13,647,358
Total Consumer Staples			21,924,202
Energy - 7.0%
Cameron International Corp.*	466,400		13,199,120
Denbury Resources, Inc.*	849,052		12,506,536
Forest Oil Corp.*	486,700		7,261,564
Range Resources Corp.	306,900		12,708,729
Ultra Petroleum Corp.*	296,200		11,551,800
Weatherford International, Ltd.*	172,900		3,381,924
Total Energy			60,609,673
Financials - 10.4%
Aflac, Inc.	402,600		12,516,834
Aon Corp.	382,700		14,492,849
Invesco, Ltd.	677,900		12,080,178
Markel Corp.*	31,900		8,986,230
Principal Financial Group	450,427		8,486,045
RenaissanceRe Holdings, Ltd.	438,500		20,407,790
SEI Investments Co.	701,600		12,656,864
Total Financials			89,626,790
Health Care - 16.0%
Cephalon, Inc.*	183,400	[2]	10,389,610
DaVita, Inc.*	869,000		42,980,740
Express Scripts, Inc.*	279,000		19,181,250
Humana, Inc.*	191,100		6,164,886
Laboratory Corp. of America Holdings*	155,200	[2]	10,521,008
Mindray Medical International, Ltd. (ADR)	187,400	[2]	5,232,208
Perrigo Co.	255,100		7,086,678
ResMed, Inc.*	474,400		19,322,312
Shire Pharmaceuticals PLC	414,500	[2]	17,193,460
Total Health Care			138,072,152
Industrials - 17.7%
CH Robinson Worldwide, Inc.	191,300		9,976,295
Copart, Inc.*	310,900	[2]	10,778,903
Dun & Bradstreet Corp., The	155,500		12,628,155
Expeditors International of Washington, Inc.	299,000		9,968,660
Fastenal Co.	245,700	[2]	8,149,869
Harsco Corp.	306,900		8,685,270
Iron Mountain, Inc.*	279,000		8,021,250
ITT Industries, Inc.	191,300		8,512,850
L-3 Communications Holdings, Inc.	179,400		12,446,772
Norfolk Southern Corp.	299,700		11,289,699
PACCAR, Inc.	227,200		7,386,272
Parker Hannifin Corp.	173,700		7,462,152
Rockwell Collins, Inc.	295,000		12,310,350
Stericycle, Inc.*	123,600		6,369,108
URS Corp.*	231,200		11,449,024
UTI Worldwide, Inc.*	626,900		7,146,660
Total Industrials			152,581,289
Information Technology - 21.4%
Adobe Systems, Inc.*	398,600		11,280,380
Alliance Data Systems Corp.*	334,800	[2]	13,790,412
Altera Corp.	424,300		6,907,604
Amdocs, Ltd.*	1,215,800		26,078,910
Amphenol Corp.	299,000		9,460,360
Analog Devices, Inc.	618,500		15,326,430
ASML Holding, N.V.	492,600	[2]	10,664,790
Broadcom Corp., Class A*	382,700		9,487,132
CA, Inc.	733,300		12,781,419
Dolby Laboratories, Inc.*	187,400		6,986,272
Global Payments, Inc.	362,700		13,586,742
Juniper Networks, Inc.*	350,800		8,278,880
NetApp, Inc.*	478,300		9,432,076
NeuStar, Inc., Class A*	818,300		18,133,528
Paychex, Inc.	203,000		5,115,600
VeriSign, Inc.*	386,700	[2]	7,146,216
Total Information Technology			184,456,751

The accompanying notes are an integral part of these financial statements.

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Materials - 4.2%
Ecolab, Inc.	510,200		$19,892,698
Martin Marietta Materials, Inc.	103,600	[2]	8,171,968
Potash Corp. of Saskatchewan, Inc.	91,700		8,532,685
Total Materials			36,597,351
Telecommunication Services - 5.5%
American Tower Corp., Class A*	1,140,100		35,947,353
SBA Communications Corp.*	482,300	[2]	11,835,642
Total Telecommunication Services			47,782,995
Total Common Stocks (cost $876,409,983)			835,464,389
Short-Term Investments - 10.9%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.06%[3]	62,208,893		62,208,893
BNY Institutional Cash Reserves Fund, Series B*[3,4]	1,665,632		245,681
Dreyfus Cash Management Fund, Institutional Class Shares, 0.44%[5]	23,058,027		23,058,027
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.48%[5]	9,123,622		9,123,622
Total Short-Term Investments (cost $96,056,174)			94,636,223
Total Investments - 107.6% (cost $972,466,157)			930,100,612
Other Assets, less Liabilities - (7.6)%			(65,779,985)
Net Assets - 100.0%			$864,320,627

Note: Based on the cost of investments of $993,215,969 for Federal income tax purposes at June 30, 2009, the aggregate gross unrealized appreciation and depreciation were $44,816,635 and $107,931,992, respectively, resulting in net unrealized depreciation of investments of $63,115,357.

*	Non-income-producing security.
[1]	Yield shown for an investment company represents the June 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares, amounting to a market value of $62,039,694, or 7.2% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]

Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for the Fund’s investment in the Dreyfus Cash Management Fund and JPMorgan Liquid Assets Money Market Fund is $1,817,403 and $26,114,869, respectively.

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

June 30, 2009 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund
Assets:
Investments at value* (including securities on loan valued at $15,793,999 and $62,039,694, respectively)	$443,476,711	$930,100,612
Receivable for investments sold	6,896,562	4,679,209
Receivable for Fund shares sold	170,527	3,804,296
Dividends and other receivables	120,946	252,919
Prepaid expenses	39,166	66,963
Total assets	450,703,912	938,903,999
Liabilities:
Payable upon return of securities loaned	16,485,270	63,874,525
Payable for investments purchased	2,071,339	8,195,049
Payable for Fund shares purchased	512,207	1,686,148
Accrued expenses:
Investment advisory and management fees	339,100	699,375
Other	101,219	128,275
Total liabilities	19,509,135	74,583,372

Net Assets	$431,194,777	$864,320,627
Institutional Class Shares:
Net Assets	$322,114,788	$457,686,690
Shares outstanding	38,994,151	47,752,082
Net asset value, offering and redemption price per share	$8.26	$9.58
Premier Class Shares:
Net Assets	$109,079,989	$406,633,937
Shares outstanding	13,342,385	42,643,970
Net asset value, offering and redemption price per share	$8.18	$9.54
Net Assets Represent:
Paid-in capital	$543,667,950	$1,038,334,363
Undistributed net investment loss	(1,077,452)	(688,891)
Accumulated net realized loss from investments	(92,694,796)	(130,959,300)
Net unrealized depreciation of investments	(18,700,925)	(42,365,545)
Net Assets	$431,194,777	$864,320,627

* Investments at cost	$462,177,636	$972,466,157

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended June 30, 2009 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund
Investment Income:
Dividend income	$1,058,792	$3,313,179
Foreign withholding tax	(12,569)	(17,082)
Securities lending fees	15,549	73,068
Total investment income	1,061,772	3,369,165
Expenses:
Investment advisory and management fees	2,018,594	3,428,424
Shareholder servicing fees - Premier Class	57,374	308,734
Professional fees	56,107	82,325
Transfer agent	42,732	59,247
Custodian	36,488	61,886
Trustees fees and expenses	18,964	31,797
Reports to shareholders	15,228	77,743
Registration fees	13,385	19,063
Miscellaneous	15,966	21,858
Total expenses before expense offsets	2,274,838	4,091,077
Expense reimbursement	(96,779)	—
Expense reductions	(37,172)	(30,764)
Expense waiver	(1,663)	(2,257)
Net expenses	2,139,224	4,058,056

Net investment loss	(1,077,452)	(688,891)
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(69,553,896)	(63,078,457)
Net unrealized appreciation of investments	105,418,259	138,692,135
Net realized and unrealized gain	35,864,363	75,613,678

Net increase in net assets resulting from operations	$34,786,911	$74,924,787

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2009 (unaudited) and for the year ended December 31, 2008

	TimesSquare Small Cap Growth		TimesSquare Mid Cap Growth
	2009	2008	2009	2008
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(1,077,452)	$(2,130,313)	$(688,891)	$(764,064)
Net realized loss on investments	(69,553,896)	(21,963,024)	(63,078,457)	(65,806,548)
Net unrealized appreciation (depreciation) of investments	105,418,259	(191,211,537)	138,692,135	(211,576,098)
Net increase (decrease) in net assets resulting from operations	34,786,911	(215,304,874)	74,924,787	(278,146,710)
Distributions to Shareholders:
From net investment income:
Institutional Class Shares	—	—	—	(90,235)
Premier Class Shares	—	—	—	—
From net realized capital gains:
Institutional Class Shares	—	(14,304,021)	—	(3,450,913)
Premier Class Shares	—	(4,565,884)	—	(2,822,023)
Total distributions to shareholders	—	(18,869,905)	—	(6,363,171)
From Capital Share Transactions:
Proceeds from sale of shares	27,655,667	67,326,801	255,262,409	503,244,901
Reinvestment of dividends and distributions	—	18,631,619	—	5,413,947
Cost of shares repurchased	(76,881,733)	(69,438,190)	(91,254,801)	(200,613,865)
Net increase (decrease) from capital share transactions	(49,226,066)	16,520,230	164,007,608	308,044,983

Total increase (decrease) in net assets	(14,439,155)	(217,654,549)	238,932,395	23,535,102
Net Assets:
Beginning of period	445,633,932	663,288,481	625,388,232	601,853,130
End of period	$431,194,777	$445,633,932	$864,320,627	$625,388,232
End of period undistributed net investment loss	$(1,077,452)	—	$(688,891)	—

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

Institutional Class	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.53	$11.64	$12.42	$12.08	$11.88	$11.06
Income from Investment Operations:
Net investment loss	(0.02)[3]	(0.04)[3]	(0.03)[3]	(0.04)[3]	(0.05)[3]	(0.08)[3]
Net realized and unrealized gain (loss) on investments	0.75 [3]	(3.73)[3]	1.32 [3]	2.03 [3]	1.60 [3]	1.30 [3]
Total from investment operations	0.73	(3.77)	1.29	1.99	1.55	1.22
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	(0.07)
Net realized gain on investments	—	(0.34)	(2.07)	(1.65)	(1.35)	(0.33)
Total distribution to shareholders	—	(0.34)	(2.07)	(1.65)	(1.35)	(0.40)
Net Asset Value End of Period	$8.26	$7.53	$11.64	$12.42	$12.08	$11.88
Total Return[1]	9.69%[4]	(32.28)%	10.00%	16.49%	13.44%	11.05%
Ratio of net expenses to average net assets	1.03%[5]	1.04%	1.04%	1.03%	1.05%	1.05%
Ratio of net investment loss to average net assets[1]	(0.50)%[5]	(0.36)%	(0.22)%	(0.31)%	(0.38)%	(0.79)%
Portfolio turnover	33%[4]	62%	82%	62%	76%	70%
Net assets at end of period (000’s omitted)	$322,115	$339,078	$500,809	$465,142	$445,485	$410,171

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.10%[5]	1.08%	1.07%	1.07%	1.09%	1.09%
Ratio of net investment loss to average net assets	(0.57)%[5]	(0.41)%	(0.25)%	(0.35)%	(0.42)%	(0.83)%

Premier Class	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.46	$11.53	$12.32	$12.00	$11.83	$11.02
Income from Investment Operations:
Net investment loss	(0.02)[3]	(0.04)[3]	(0.04)[3]	(0.05)[3]	(0.06)[3]	(0.10)[3]
Net realized and unrealized gain (loss) on investments	0.74 [3]	(3.70)[3]	1.30 [3]	2.02 [3]	1.58 [3]	1.29 [3]
Total from investment operations	0.72	(3.74)	1.26	1.97	1.52	1.19
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	(0.05)
Net realized gain on investments	—	(0.33)	(2.05)	(1.65)	(1.35)	(0.33)
Total distribution to shareholders	—	(0.33)	(2.05)	(1.65)	(1.35)	(0.38)
Net Asset Value End of Period	$8.18	$7.46	$11.53	$12.32	$12.00	$11.83
Total Return[1]	9.65%[4]	(32.27)%	9.84%	16.44%	13.24%	10.80%
Ratio of net expenses to average net assets	1.15%[5]	1.11%	1.14%	1.10%	1.21%	1.25%
Ratio of net investment loss to average net assets[1]	(0.63)%[5]	(0.44)%	(0.33)%	(0.38)%	(0.51)%	(0.99)%
Portfolio turnover	33%[4]	62%	82%	62%	76%	70%
Net assets at end of period (000’s omitted)	$109,080	$106,556	$162,479	$177,302	$141,409	$103,589

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.22%[5]	1.16%	1.17%	1.14%	1.25%	1.29%
Ratio of net investment loss to average net assets	(0.70)%[5]	(0.48)%	(0.36)%	(0.42)%	(0.55)%	(1.03)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Not annualized.
[5]	Annualized

TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

Institutional Class	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31,			For the period ended December 31, 2005*
		2008	2007	2006
Net Asset Value, Beginning of Period	$8.67	$13.26	$12.79	$11.06	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.00)[3,4]	0.00 [3,4]	0.05	0.00 [3,4]	0.02
Net realized and unrealized gain (loss) on investments	0.91 [3]	(4.50)[3]	1.25	1.92 [3]	1.10
Total from investment operations	0.91	(4.50)	1.30	1.92	1.12
Less Distributions to Shareholders from:
Net investment income	—	(0.00)[4]	(0.04)	(0.00)[4]	(0.02)
Net realized gain on investments	—	(0.09)	(0.79)	(0.19)	(0.04)
Total distribution to shareholders	—	(0.09)	(0.83)	(0.19)	(0.06)
Net Asset Value End of Period	$9.58	$8.67	$13.26	$12.79	$11.06
Total Return[1]	10.50%[6]	(33.91)%	10.11%	17.39%	11.17%[6]
Ratio of net expenses to average net assets	1.09%[7]	1.08%	1.03%	1.12%	1.18%[7]
Ratio of net investment income (loss) to average net assets[1]	(0.11)%[7]	(0.04)%	0.35%	0.02%	0.70%[7]
Portfolio turnover	26%[6]	62%	67%	49%	48%[6]
Net assets at end of period (000’s omitted)	$457,687	$344,189	$389,075	$205,290	$71,284

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.10%[7]	1.09%	1.08%	1.16%	1.38%[7]
Ratio of net investment income (loss) to average net assets	(0.12)%[7]	(0.06)%	0.30%	(0.02)%	0.50%[7]

Premier Class	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31,			For the period ended December 31, 2005*
		2008	2007	2006
Net Asset Value, Beginning of Period	$8.64	$13.23	$12.76	$11.03	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.01)[3]	(0.03)[3]	0.02	(0.01)[3]	0.01
Net realized and unrealized gain (loss) on investments	0.91 [3]	(4.47)[3]	1.26	1.93 [3]	1.08
Total from investment operations	0.90	(4.50)	1.28	1.92	1.09
Less Distributions to Shareholders from:
Net investment income	—	—	(0.02)	(0.00)[4]	(0.02)
Net realized gain on investments	—	(0.09)	(0.79)	(0.19)	(0.04)
Total distribution to shareholders	—	(0.09)	(0.81)	(0.19)	(0.06)
Net Asset Value End of Period	$9.54	$8.64	$13.23	$12.76	$11.03
Total Return[1]	10.42%[6]	(33.96)%	9.95%[5]	17.44%	10.87%[6]
Ratio of net expenses to average net assets	1.29%[7]	1.29%	1.19%	1.23%	1.34%[7]
Ratio of net investment income (loss) to average net assets[1]	(0.31)%[7]	(0.26)%	0.17%	(0.06)%	0.28%[7]
Portfolio turnover	26%[6]	62%	67%	49%	48%[6]
Net assets at end of period (000’s omitted)	$406,634	$281,199	$212,778	$106,329	$13,428

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.30%[7]	1.30%	1.24%	1.27%	1.77%[7]
Ratio of net investment income (loss) to average net assets	(0.32)%[7]	(0.27)%	0.12%	(0.11)%	(0.15)%[7]

*	Commencement of operations was March 4, 2005.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Rounds to less than 0.01 per share.
[5]	The Total Return is based on the Financial Statement Net Asset Values as shown on the left.
[6]	Not annualized.
[7]	Annualized.

Notes to Financial Statements

June 30, 2009 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds: TimesSquare Small Cap Growth Fund (“Small Cap”) and TimesSquare Mid Cap Growth Fund (“Mid Cap”), collectively the “Funds.”

The Funds offer both Institutional and Premier Class shares. Institutional shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a higher minimum initial investment than Premier shares. Premier shares are offered to all other investors. Each class represents an interest in the same assets of the Funds and the classes are identical except for class specific expenses related to shareholder activity. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by the third party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

Notes to Financial Statements (continued)

In April 2009, Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Indentify Transactions that are not Orderly” (“FSP FAS 157-4”) was issued and is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. Additionally, FSP FAS 157-4 requires quantitative disclosures about fair value measurements separately for each major category of assets and liabilities.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
TimesSquare Small Cap Growth
Investments in Securities
Common Stocks
Consumer Discretionary	$34,062,217	—	—	$34,062,217
Consumer Staples	10,759,800	—	—	10,759,800
Energy	33,206,223	—	$4,312,500	37,518,723
Financials	33,960,658	—	—	33,960,658
Health Care	70,200,761	—	—	70,200,761
Industrials	105,653,138	—	—	105,653,138
Information Technology	115,903,098	—	—	115,903,098
Telecommunication Services	12,153,300	—	—	12,153,300
Short-Term Investments	23,091,106	$173,910	—	23,265,016

Total Investments in Securities	438,990,301	173,910	4,312,500	443,476,711
Other Financial Instruments*	—	—	—	—

Totals	$438,990,301	$173,910	$4,312,500	$443,476,711

Notes to Financial Statements (continued)

	Level 1	Level 2	Level 3	Total
TimesSquare Mid Cap Growth
Investments in Securities
Common Stocks
Consumer Discretionary	$103,813,186	—	—	$103,813,186
Consumer Staples	21,924,202	—	—	21,924,202
Energy	60,609,673	—	—	60,609,673
Financials	89,626,790	—	—	89,626,790
Health Care	138,072,152	—	—	138,072,152
Industrials	152,581,289	—	—	152,581,289
Information Technology	184,456,751	—	—	184,456,751
Materials	36,597,351	—	—	36,597,351
Telecommunication Services	47,782,995	—	—	47,782,995
Short-Term Investments	94,390,542	$245,681	—	94,636,223

Total Investments in Securities	929,854,931	245,681	—	930,100,612
Other Financial Instruments*	—	—	—	—

Totals	$929,854,931	$245,681	—	$930,100,612

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
TimesSquare Small Cap
Balance as of December 31, 2008	$3,750,000	$0
Accrued discounts (premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	281,250	—
Net purchases (sales)	281,250	—
Net transfers in and/or out of Level 3	—	—

Balance as of June 30, 2009	$4,312,500	$0

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. For the six months ended June 30, 2009, the Funds did not engage in any derivative activity. Therefore, no additional disclosure is required.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Notes to Financial Statements (continued)

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Additional expenses to the Premier Class shares include payments to third parties who maintain omnibus accounts; these payments to third parties represent shareholder recordkeeping services and are expected not to exceed 0.20% of each Fund’s Premier Class average daily net assets. The actual expense for the six months ended June 30, 2009 was $57,374 or 0.12% for Small Cap – Premier Class and $308,734 or 0.20% for Mid Cap – Premier Class.

The Funds had certain portfolio trades directed to various brokers who paid a portion of such Funds’ expenses. For the six months ended June 30, 2009, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Small Cap – $36,011 or 0.02% and Mid Cap – $28,870 or 0.01%.

The Funds have a “balance credit” agreement with The Bank of New York Mellon (“BNYM”) (formerly The Bank of New York), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce the custody expense that would otherwise be charged to each Fund. For the six months ended June 30, 2009, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2009, overdraft fees for Small Cap and Mid Cap equaled $0 and $46, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S) Inc., (formerly PFPC, Inc.) whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2009, each Fund’s portion of the transfer agent expense was reduced as follows: Small Cap – $1,161 and Mid Cap – $1,894.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund has made in the JPMorgan Liquid Assets Portfolio – Capital Shares. For the six months ended June 30, 2009, the management fee was reduced as follows: Small Cap – $1,663, and Mid Cap – $2,257.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005-2008), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of June 30, 2009, the Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,
TimesSquare Small Cap	$7,371,003	2016
TimesSquare Mid Cap	6,895,257	2016

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Notes to Financial Statements (continued)

At June 30, 2009, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Funds as follows: Small Cap Institutional Class – 2 own 25%; Small Cap Premier Class – 3 collectively own 80%; Mid Cap Institutional Class – 2 collectively own 27%; and Mid Cap Premier Class – 2 collectively own 36%. Transactions by these shareholders may have a material impact on their respective Funds. Capital share transactions for each class of shares were as follows:

	For the six months ended June 30, 2009		For the year ended December 31, 2008
	Shares	Amount	Shares	Amount
TimesSquare Small Cap Growth Fund
Institutional Shares:
Proceeds from sale of shares	2,503,977	$18,347,602	4,605,984	$43,885,968
Reinvestments of dividends and distributions	—	—	1,964,439	14,183,256
Cost of shares repurchased	(8,543,225)	(60,747,951)	(4,574,341)	(41,855,141)

Net increase (decrease) – Institutional Shares	(6,039,248)	$(42,400,349)	1,996,082	$16,214,083

Premier Shares:
Proceeds from sale of shares	1,278,525	$9,308,065	2,436,421	$23,440,833
Reinvestments of dividends and distributions	—	—	622,149	4,448,363
Cost of shares repurchased	(2,226,758)	(16,133,782)	(2,856,783)	(27,583,049)

Net increase (decrease) – Premier Shares	(948,233)	$(6,825,717)	201,787	$306,147

TimesSquare Mid Cap Growth Fund
Institutional Shares:
Proceeds from sale of shares	14,011,600	$123,624,393	19,039,009	$219,619,519
Reinvestments of dividends and distributions	—	—	399,834	3,340,079
Cost of shares repurchased	(5,952,006)	(51,063,944)	(9,092,723)	(93,428,822)

Net increase – Institutional Shares	8,059,594	$72,560,449	10,346,120	$129,530,776

Premier Shares:
Proceeds from sale of shares	14,748,360	$131,638,016	25,979,631	$283,625,382
Reinvestments of dividends and distributions	—	—	249,493	2,073,868
Cost of shares repurchased	(4,666,034)	(40,190,857)	(9,755,646)	(107,185,043)

Net increase – Premier Shares	10,082,326	$91,447,159	16,473,478	$178,514,207

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Investment Manager selects subadvisors for the Funds (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”), who serves pursuant to a Subadvisory Agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2009, the annual investment management fee rates, as a percentage of average daily net assets were as follows: Small Cap – 1.00% and Mid Cap 1.00%. Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and TimesSquare, TimesSquare reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager has contractually agreed, through at least May 1, 2010, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage costs, acquired fund fees and expenses, interest, taxes and extraordinary expenses) of the Funds exceed the following percentages of each Fund’s average daily net assets: Small Cap Institutional Class – 1.05%, Small Cap Premier Class – 1.25%, Mid Cap Institutional Class – 1.19% and Mid Cap Premier Class – 1.39%.

Notes to Financial Statements (continued)

The Funds are obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause each Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended June 30, 2009, the Funds made no such repayments to the Investment Manager. For the six months ended June 30, 2009, the cumulative amount of expense reimbursement by the Investment Manager subject to repayment by Small Cap and Mid Cap were $484,913 and $0, respectively.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2009, for Small Cap were $129,960,179 and $147,746,546 and for Mid Cap were $327,360,589 and $176,550,763, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of these positions is not material to each Fund. Each Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 4-5, 2009, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the TimesSquare Mid Cap Growth Fund and the TimesSquare Small Cap Growth Fund (each a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 4-5, 2009, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain an expense limitation for each Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement.

Performance.

With respect to the TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year and 3-year periods ended March 31, 2009 and for the period from the Fund’s inception on March 4, 2005 through March 31, 2009 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, the Russell Midcap® Growth Index, for each period. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to the TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2009 and for the period from the Fund’s inception on January 21, 2000 through March 31, 2009 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Growth Index, for each period. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Annual Renewal of Investment Advisory Agreements (continued)

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to each Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted the current asset level of each Fund, including the effect on assets attributable to the economic and market conditions over the past year, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the cost of services to be provided by the Subadvisor under the Subadvisory Agreement for each Fund and the profitability to the Subadvisor of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for each Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Funds by the Subadvisor to be a material factor in their considerations at this time.

With respect to the TimesSquare Mid Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2010, to limit the Fund’s net annual operating expenses to 1.19% for Institutional Class shares and 1.39% for Premier Class shares. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to the TimesSquare Small Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2010, to limit the Fund’s net annual operating expenses to 1.05% for Institutional Class shares and 1.25% for Premier Class shares. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the best interests of each Fund and its shareholders. Accordingly, on June 4-5, 2009, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements (as applicable) for each Fund.

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

TimesSquare Capital Management LLC

1177 Avenue of the Americas, 39th Floor

New York, NY 10036

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

OFI Institutional Asset Management, Inc.

Next Century Growth Investors LLC

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

AllianceBernstein L.P.

First Quadrant, L.P.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)	(1)	Not applicable.

(a)	(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)	(3)	Not applicable.

(b)		Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: September 3, 2009

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: September 3, 2009